UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Aggressive Allocation Portfolio

June 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 63.34%
U.S. Markets – 37.39%
Consumer Discretionary – 3.20%
†Aeropostale	545	$18,677
American Eagle Outfitters	2,320	32,874
†Bally Technologies	830	24,834
†Buffalo Wild Wings	430	13,984
Burger King Holdings	2,260	39,030
Cablevision Systems Class A	50	971
†CEC Entertainment	425	12,529
†Citi Trends	510	13,199
CKE Restaurants	2,295	19,462
DeVry	510	25,520
†DIRECTV Group	100	2,471
Gap	10,100	165,640
†G-III Apparel Group	655	7,526
Guess	485	12,503
†Gymboree	515	18,272
†Hibbett Sports	765	13,770
†Jack in the Box	1,160	26,042
†Jarden	2,460	46,125
†Jo-Ann Stores	595	12,299
†Lincoln Educational Services	985	20,616
†Marvel Entertainment	800	28,472
Mattel	11,000	176,549
McDonald's	1,310	75,312
National CineMedia	985	13,554
NIKE Class B	3,390	175,533
†Papa John's International	585	14,502
Phillips-Van Heusen	505	14,488
Staples	7,800	157,326
Tanger Factory Outlet Centers	465	15,080
Time Warner Cable	1,410	44,655
†Tractor Supply	370	15,288
†Ulta Salon Cosmetics & Fragrance	2,450	27,244
†Urban Outfitters	1,890	39,444
†Viacom Class B	1,210	27,467
Weight Watchers International	3,700	95,349
†WMS Industries	410	12,919
		1,459,526
Consumer Staples – 4.15%
Archer-Daniels-Midland	8,200	219,514
Bunge	325	19,581
Casey's General Stores	885	22,736
†Chattem	410	27,921
Colgate-Palmolive	710	50,225
CVS Caremark	6,960	221,815
Heinz (H.J.)	4,300	153,510
Kimberly-Clark	3,000	157,290
Kraft Foods Class A	6,200	157,108
Lance	340	7,864
PepsiCo	1,580	86,837
Philip Morris International	480	20,938
Procter & Gamble	5,210	266,231
Safeway	8,700	177,219
†Smart Balance	1,805	12,292
Smucker (J.M.)	700	34,062
†Susser Holdings	730	8,169
Walgreen	5,500	161,700
Wal-Mart Stores	1,860	90,098
		1,895,110
Energy – 2.99%
Arch Coal	1,180	18,137
Berry Petroleum Class A	635	11,805
†Bristow Group	465	13,778
†Carrizo Oil & Gas	1,240	21,266
Chevron	3,330	220,612
ConocoPhillips	4,975	209,249
EOG Resources	2,980	202,402
EQT	1,020	35,608
†EXCO Resources	1,095	14,147
Exxon Mobil	2,860	199,943
Lufkin Industries	395	16,610

Marathon Oil	5,300	159,689
Massey Energy	830	16,218
†National Oilwell Varco	990	32,333
Occidental Petroleum	950	62,520
Penn Virginia	965	15,797
Schlumberger	1,319	71,371
St. Mary Land & Exploration	1,300	27,131
†Willbros Group	1,330	16,638
		1,365,254
Financials – 4.49%
Alexandria Real Estate Equities	305	10,916
Allstate	7,600	185,440
Apollo Investment	2,410	14,460
Bank of New York Mellon	12,140	355,822
Berkley (W.R.)	1,200	25,764
Capital One Financial	1,430	31,288
†@Cardtronics	450	1,715
City Holding	585	17,761
CME Group	600	186,666
Dime Community Bancshares	1,815	16,535
Eastgroup Properties	435	14,364
First Commonwealth Financial	1,325	8,401
First Niagara Financial Group	1,740	19,871
Goldman Sachs Group	480	70,771
Hanover Insurance Group	800	30,488
Harleysville Group	500	14,110
Home Properties	705	24,041
Host Hotels & Resorts	1,560	13,088
Independent Bank	760	14,972
†IntercontinentalExchange	2,000	228,479
JPMorgan Chase	3,050	104,036
†Nasdaq OMX Group	1,840	39,210
optionsXpress Holdings	1,350	20,966
PNC Financial Services Group	560	21,734
†ProAssurance	510	23,567
Prosperity Bancshares	555	16,556
Protective Life	1,168	13,362
Provident Finance	1,480	13,468
Prudential Financial	680	25,310
†RiskMetrics Group	920	16,247
RLI	370	16,576
Senior Housing Properties Trust	1,300	21,216
Simon Property Group	368	18,926
Smithtown Bancorp	465	5,947
Sovran Self Storage	720	17,712
TCF Financial	1,040	13,905
†Texas Capital Bancshares	1,155	17,868
Travelers	4,940	202,738
Trustmark	925	17,871
U.S. Bancorp	2,160	38,707
Washington Federal	1,075	13,975
Webster Financial	915	7,366
Wells Fargo	3,140	76,176
		2,048,391
Health Care – 6.44%
Abbott Laboratories	1,380	64,915
†Align Technology	1,285	13,621
†Alkermes	1,965	21,261
Allergan	3,900	185,562
†Alliance Imaging	1,165	8,539
†Amgen	990	52,411
†AMN Healthcare Services	1,655	10,559
†Bio-Rad Laboratories Class A	270	20,380
Bristol-Myers Squibb	7,600	154,356
Cardinal Health	4,400	134,420
†Catalyst Health Solutions	830	20,700
†Celera	1,910	14,573
†Celgene	530	25,355
†Conmed	1,060	16,451
†Cryolife	1,305	7,230
†Dionex	425	25,938
†Express Scripts	870	59,813
†Gen-Probe	590	25,358
†Gilead Sciences	4,080	191,107
†Hologic	2,260	32,160
†Intuitive Surgical	300	49,098
Johnson & Johnson	4,930	280,024
†Medarex	3,095	25,843
†Medco Health Solutions	3,500	159,635
Medtronic	1,490	51,986
Merck	7,440	208,022
†Merit Medical Systems	870	14,181
†Noven Pharmaceuticals	1,775	25,383

†Odyssey HealthCare	1,050	10,794
†Onyx Pharmaceuticals	835	23,597
†OSI Pharmaceuticals	605	17,079
Pfizer	10,100	151,500
†Pharmerica	445	8,735
†Psychiatric Solutions	970	22,058
Quest Diagnostics	3,000	169,290
†Quidel	815	11,866
†Regeneron Pharmaceuticals	965	17,293
†Res-Care	1,035	14,801
†SonoSite	620	12,437
†Sun Healthcare Group	1,940	16,374
†Thermo Fisher Scientific	870	35,470
†United Therapeutics	225	18,749
UnitedHealth Group	8,580	214,328
†Vertex Pharmaceuticals	740	26,374
West Pharmaceutical Services	545	18,993
Wyeth	5,600	254,184
		2,942,803
Industrials – 3.27%
AAON	1,165	23,207
Acuity Brands	705	19,775
Administaff	720	16,754
American Ecology	755	13,530
Applied Industrial Technologies	840	16,548
Barnes Group	830	9,869
†BWAY	100	1,753
†Chart Industries	1,345	24,452
†Columbus McKinnon	1,165	14,737
†CRA International	485	13,464
Deere	580	23,171
†DynCorp International Class A	1,220	20,484
†ESCO Technologies	290	12,992
Expeditors International Washington	4,500	150,030
Fluor	820	42,058
†FTI Consulting	350	17,752
General Electric	4,990	58,483
Goodrich	1,110	55,467
†GrafTech International	2,300	26,013
Granite Construction	645	21,466
†Graphic Packaging Holding	282	516
Healthcare Services Group	1,050	18,774
Honeywell International	800	25,120
†Hub Group Class A	910	18,782
†Huron Consulting Group	305	14,100
†Kadant	925	10,443
†Kforce	2,065	17,078
Koppers Holdings	370	9,757
Lockheed Martin	300	24,195
McGrath RentCorp	860	16,392
Norfolk Southern	1,440	54,245
Northrop Grumman	3,200	146,176
Otter Tail	825	18,018
†Perini	605	10,503
Republic Services	1,000	24,410
Rockwell Collins	610	25,455
Roper Industries	650	29,452
†Tetra Technologies	295	8,452
†Titan Machinery	785	9,962
Triumph Group	555	22,200
United Parcel Service Class B	2,700	134,973
†United Stationers	585	20,405
United Technologies	1,320	68,587
†URS	370	18,322
Waste Management	5,800	163,328
		1,491,650
Information Technology – 8.68%
†Adobe Systems	4,200	118,860
†Anixter International	720	27,065
†Apple	2,260	321,891
†Atheros Communications	645	12,410
†Blackboard	715	20,635
†Cisco Systems	4,770	88,913
†Digital River	575	20,884
†EMC	3,930	51,483
†FARO Technologies	975	15,142
†Google Class A	710	299,328
Hewlett-Packard	2,230	86,190
iGate	3,345	22,144
infoGROUP	3,065	17,501
†Informatica	1,075	18,479
Intel	16,710	276,551
International Business Machines	1,980	206,752

†Intuit	6,600	185,856
†IPG Photonics	1,385	15,193
Ixys	970	9,816
†j2 Global Communications	910	20,530
†JDA Software Group	1,440	21,542
†Lawson Software	4,810	26,840
†Logmein	250	4,000
MasterCard Class A	900	150,579
†McAfee	720	30,377
Microsoft	6,430	152,841
†Motorola	26,400	175,032
†NetAPP	1,560	30,763
†NETGEAR	940	13,545
†NIC	1,280	8,666
†Nuance Communications	1,800	21,762
†Progress Software	970	20,535
QUALCOMM	7,560	341,711
Quality Systems	410	23,354
†Radiant Systems	1,045	8,674
†Rofin-Sinar Technologies	735	14,707
†SanDisk	3,525	51,782
†Sapient	2,580	16,228
†SAVVIS	1,975	22,634
†Semtech	925	14,717
†Solarwinds	610	10,059
†Symantec	8,880	138,173
†Synaptics	715	27,635
†Tekelec	1,725	29,032
†TeleTech Holdings	1,350	20,453
†Teradata	6,800	159,324
United Online	2,660	17,317
†ValueClick	1,440	15,149
†VeriSign	6,700	123,816
†ViaSat	1,145	29,358
Visa Class A	3,600	224,136
†Vocus	925	18,278
Xerox	25,700	166,536
		3,965,178
Materials – 1.40%
A. Schulman	1,000	15,110
Alcoa	2,190	22,623
Compass Minerals International	340	18,669
duPont (E.I.) deNemours	7,080	181,390
†Freeport-McMoRan Copper & Gold Class B	900	45,099
Lubrizol	1,030	48,729
Monsanto	530	39,400
†Owens-Illinois	1,410	39,494
Praxair	1,700	120,819
Rock-Tenn Class A	705	26,903
†Rockwood Holdings	1,135	16,616
Silgan Holdings	465	22,799
United States Steel	1,180	42,173
		639,824
Telecommunications – 1.44%
Alaska Communications Systems Group	2,845	20,825
AT&T	7,380	183,319
†Crown Castle International	6,300	151,326
†Knology	1,500	12,945
†MetroPCS Communications	2,000	26,620
NTELOS Holdings	1,015	18,696
Verizon Communications	7,980	245,225
		658,956
Utilities – 1.33%
Black Hills	400	9,196
Cleco	1,365	30,603
Edison International	5,300	166,738
Exelon	860	44,041
FirstEnergy	680	26,350
Piedmont Natural Gas	605	14,587
PPL	1,450	47,792
Progress Energy	4,400	166,452
Sempra Energy	880	43,674
UIL Holdings	530	11,899
Unitil	460	9,485
Wisconsin Energy	860	35,011
		605,828
Total U.S. Markets (cost $18,791,533)		17,072,520
§Developed Markets – 17.33%
Consumer Discretionary – 3.03%
Bayerische Motoren Werke	4,383	164,928
Don Quijote	8,400	161,582
Esprit Holdings	27,061	151,020

PPR	1,897	154,724
Publicis Groupe	4,043	123,216
Round One	11,776	117,479
Techtronic Industries	183,500	127,149
Toyota Motor	3,886	148,050
Vivendi	6,705	160,193
WPP Group	11,065	73,436
		1,381,777
Consumer Staples – 1.50%
Coca-Cola Amatil	23,033	159,692
First Pacific	81,577	46,842
@Greggs	20,829	127,788
Metro	3,238	154,586
Parmalat	81,380	196,199
		685,107
Energy – 1.63%
BP	40,207	315,980
†Nabors Industries	1,684	26,237
Tenaris ADR	850	22,984
Total	4,805	259,316
†Transocean	1,600	118,864
		743,381
Financials – 1.70%
Aspen Insurance Holdings	2,205	49,260
AXA	6,848	128,602
Everest Re Group	396	28,342
IPC Holdings	695	19,001
Max Capital Group	1,190	21,967
Mitsubishi UFJ Financial Group	39,814	247,157
Nordea Bank	17,620	139,515
Standard Charter	7,689	144,174
		778,018
Health Care – 1.71%
AstraZeneca	3,512	154,320
†Eurand	1,830	23,790
Novartis	4,325	175,301
Novo Nordisk ADR	2,200	119,812
Novo Nordisk Class B	2,995	161,868
Sanofi-Aventis	2,482	145,750
		780,841
Industrials – 3.08%
Asahi Glass	20,000	160,905
Cie de Saint-Gobain	2,883	96,334
Deutsche Post	16,545	214,291
Finmeccanica	10,938	153,866
†Flextronics International	350	1,439
IESI-BFC	1,140	13,281
Koninklijke Philips Electronics	8,330	153,337
Singapore Airlines	15,688	144,056
Teleperformance	6,567	199,584
Tomkins	59,608	145,349
Vallourec	1,031	125,120
		1,407,562
Information Technology – 1.37%
Accenture Limited Class A	944	31,586
Canon	4,100	134,496
†CGI Group Class A	31,400	279,158
Nokia	12,370	181,123
		626,363
Materials – 1.46%
Agrium	3,600	143,604
Alumina ADR	2,250	10,350
†Anglo American	1,238	35,920
@Griffin Mining	12,300	7,637
Lafarge	3,218	217,763
Linde	1,760	143,834
Syngenta ADR	2,300	106,996
		666,104
Telecommunications – 1.49%
China Mobile ADR	1,000	50,080
China Unicom Hong Kong	28,000	37,069
China Unicom Hong Kong ADR	8,717	116,285
France Telecom	5,382	121,980
Philippine Long Distance Telephone ADR	300	14,916
Telstra	29,495	80,515
Telus	2,834	75,172
Vodafone Group	95,630	184,425
		680,442
Utilities – 0.36%
National Grid	18,247	164,319
		164,319
Total Developed Markets (cost $8,603,347)		7,913,914

XEmerging Markets – 8.62%
Consumer Discretionary – 0.41%
†Focus Media Holding ADR	7,175	57,831
†#Grupo Clarin Class B GDR 144A	1,400	5,163
Grupo Televisa ADR	2,800	47,600
JD Group	2,900	15,207
Oriental Holdings	8,000	12,404
Sun International	1,200	11,876
†Turk Sise ve Cam Fabrikalari	15,742	12,872
Wal-Mart de Mexico Series V	8,377	24,832
		187,785
Consumer Staples – 0.48%
†Cosan Class A	4,000	20,720
Cresud ADR	4,650	43,850
Fomento Economico Mexicano ADR	875	28,210
Gudang Garam	30,500	37,499
Lotte Confectionery	25	19,611
President Chain Store	11,000	28,153
Tongaat Hulett	1,300	15,150
†Wimm-Bill-Dann Foods ADR	500	27,475
		220,668
Energy – 1.85%
China Petroleum & Chemical ADR	425	32,241
China Shenhua Energy	7,000	25,787
Gazprom ADR	5,100	105,570
KazMunaiGas Exploration Production GDR	3,695	69,836
LUKOIL ADR	400	17,880
LUKOIL ADR (London International Exchange)	500	22,185
Oaa Rosenfet Oil GDR	1,146	6,402
@Oil & Gas Development GDR	500	4,828
PetroChina	18,000	19,974
PetroChina ADR	525	58,002
Petroleo Brasileiro SA ADR	2,575	105,524
Petroleo Brasileiro SP ADR	3,400	113,424
Polski Koncern Naftowy Orlen	1,962	16,306
PTT Exploration & Production	9,217	36,792
#Reliance Industries GDR 144A	843	71,835
Sasol	1,000	34,999
Sasol ADR	600	20,892
SK Energy	361	29,026
Surgutneftegaz ADR	5,297	36,814
Tambang Batubara Bukit Asam	16,000	18,183
		846,500
Financials – 0.99%
Alarko Gayrimenkul Yatirim Ortakligi	200	2,193
Banco Bradesco ADR	3,075	45,418
Bangkok Bank	9,500	31,230
†Bank Hapoalim	3,961	10,524
Bank Leumi Le-Israel	3,858	10,152
†Companhia Brasileira de Meios de Pagamento	2,100	18,065
Credicorp	500	29,100
†Grupo Financiero Galicia ADR	20,200	66,458
Hong Leong Bank	15,600	25,297
†@Indiabulls Real Estate GDR	400	1,632
IRSA Inversiones y Representaciones GDR	3,900	18,681
Itau Unibanco Banco Multiplo ADR	3,325	52,635
†KB Financial Group ADR	1,200	39,972
KLCC Property Holdings	12,500	11,593
Sberbank	24,640	31,170
Standard Bank Group	2,900	33,346
Turkiye Is Bankasi Class C	5,586	16,458
†UEM Land Holdings	23,176	10,286
		454,210
Industrials – 0.44%
Alarko Holding	14,110	26,371
CJ	510	17,363
Evergreen Marine	61,000	30,351
†Gol Linhas Aereas Inteligentes ADR	3,325	18,853
Hyundai Elevator	158	8,193
Siam Cement NVDR	7,400	33,666
Sinotrans	31,000	7,040
SK Holdings	154	12,866
†Walsin Lihwa	93,000	29,717
Yazicilar Holding Class A	3,400	14,893
		199,313
Information Technology – 0.86%
Infosys Technologies ADR	1,650	60,687
LG Display ADR	900	11,241
Samsung Electronics	472	219,190
†Sina	1,000	29,480
†SK Communications	662	4,954
Taiwan Semiconductor Manufacturing	15,000	24,970
United Microelectronics	52,000	17,407

United Microelectronics ADR		9,500	25,080
			393,009
Materials – 1.05%
Aluminum Corporation of China ADR		1,200	28,008
ArcelorMittal South Africa		1,800	22,284
Cemex ADR		3,562	33,269
Cia de Minas Buenaventura ADR		900	21,627
Cia Siderurgica Nacional ADR		2,175	48,611
Formosa Chemicals & Fibre		16,000	24,054
Gold Fields ADR		2,200	26,510
Grupo Mexico Class B		0	0
Impala Platinum Holdings		1,231	27,200
Israel Chemicals		1,600	15,854
MMC Norilsk Nickel ADR		1,481	13,625
POSCO ADR		450	37,202
Vale ADR		8,650	152,500
Votorantim Celulose e Papel ADR		2,525	27,043
			477,787
Telecommunications – 1.38%
America Movil ADR		2,350	90,992
China Telecom		68,000	33,869
Chunghwa Telecom ADR		8,061	159,850
KT ADR		5,700	81,852
Mobile Telesystems ADR		600	22,158
SK Telecom ADR		3,700	56,055
Telkom		2,000	9,847
Telkom ADR		1,100	22,044
Tim Participacoes ADR		1,300	22,659
Turkcell Iletisim Hizmet		2,900	16,091
Turkcell Iletisim Hizmet ADR		1,650	22,869
†Vodacom Group		12,628	93,638
			631,924
Utilities – 1.16%
AES Tiete		4,506	42,420
Centrais Eletricas Brasileiras		14,000	203,701
Cia Energetica de Minas Gerais ADR		1,187	15,953
Energias do Brasil		8,000	108,518
†@=Fifth Power Generation GDR		100	186
Huaneng Power International ADR		2,550	71,579
Korea Electric Power ADR		6,300	72,450
Tanjong		3,700	14,000
			528,807
Total Emerging Markets (cost $4,136,474)			3,940,003
Total Common Stock (cost $31,531,354)			28,926,437
Convertible Preferred Stock – 0.97%
Banking, Finance & Insurance – 0.18%
Nationwide Health Properties 7.75% exercise price $22.25, expiration date 12/31/49		650	79,934
			79,934
Energy – 0.11%
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		500	49,320
			49,320
HealthCare & Pharmaceuticals – 0.37%
Inverness Medical Innovations Series B exercise price $69.32, expiration date 12/31/49		258	57,508
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		85	73,219
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10		175	39,692
			170,419
Metals & Mining – 0.21%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10		1,200	95,700
			95,700
Telecommunications – 0.10%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		975	46,495
			46,495
Total Convertible Preferred Stock (cost $341,279)			441,868
Exchange Traded Fund – 9.27%
iShares MSCI EAFE Growth Index		91,700	4,235,623
Total Exchange Traded Fund (cost $5,230,962)			4,235,623
		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.31%
Fannie Mae REMICS Series 2003-32 PH 5.50% 3/25/32	USD	60,000	62,578
Freddie Mac REMICS Series 2512 PG 5.50% 10/15/22		75,000	78,043
Total Agency Collateralized Mortgage Obligations (cost $131,663)			140,621
Agency Mortgage-Backed Securities – 2.00%
Fannie Mae S.F. 15yr 5.50% 7/1/22		51,968	54,498
Fannie Mae S.F. 30 yr
5.00% 12/1/36		246,371	251,713
6.50% 8/1/38		212,230	226,316
Fannie Mae S.F. 30 yr TBA 7/1/09 4.50% 7/1/39		210,000	209,541
Fannie Mae S.F. 30yr 4.50% 6/1/38		64,241	64,197

Freddie Mac S.F. 30 yr TBA 4.00% 7/1/39	110,000	106,614
Total Agency Mortgage-Backed Securities (cost $889,295)		912,879
Commercial Mortgage-Backed Securities – 1.39%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	25,000	22,750
Bank of America Commercial Mortgage
Series 2004-4 A4 4.502% 7/10/42	100,000	94,495
•Series 2007-4 AM 5.812% 2/10/51	10,000	4,991
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	40,000	36,311
Series 2007-PW15 A4 5.331% 2/11/44	25,000	20,233
Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	15,000	12,221
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A5 5.279% 8/10/38	100,000	92,145
Series 2004-GG2 A6 5.396% 8/10/38	20,000	17,831
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	16,979
•Series 2007-GG10 A4 5.805% 8/10/45	25,000	18,892
Greenwich Capital Commercial Funding Series 2004-GG1 A4 4.755% 6/10/36	35,000	35,141
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.179% 12/15/44	25,000	21,135
Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	210,000	189,449
•Series 2006-T23 A4 5.81% 8/1/41	25,000	21,149
•Series 2007-T27 A4 5.65% 6/11/42	40,000	33,563
Total Commercial Mortgage-Backed Securities (cost $648,230)		637,285
Convertible Bonds – 2.66%
Banking, Finance & Insurance – 0.25%
National City 4.00% exercise price $482.50, expiration date 2/1/11	70,000	69,125
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	50,000	45,125
		114,250
Basic Materials – 0.15%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	70,000	67,200
		67,200
Building & Materials – 0.00%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	5,000	3,013
		3,013
Electronics & Electrical Equipment – 0.15%
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	75,000	71,156
		71,156
Energy – 0.34%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	130,000	80,438
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	80,000	73,700
		154,138
HealthCare & Pharmaceuticals – 0.33%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	95,000	67,925
Medtronic exercise price $55.41, expiration date 4/15/13	90,000	83,363
		151,288
Leisure, Lodging & Entertainment – 0.06%
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	25,000	27,031
		27,031
Real Estate – 0.34%
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	70,000	69,213
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 4/15/24	75,000	72,843
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	15,000	12,075
		154,131
Telecommunications – 0.86%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	87,000	70,470
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	5,000	4,463
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	100,000	77,375
Qwest Communications International 3.50% exercise price $5.23, expiration date 11/15/25	60,000	59,400
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	70,000	70,700
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	140,000	109,200
		391,608
Transportation – 0.18%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	115,000	82,368
Total Convertible Bonds (cost $1,112,022)		1,216,183
Corporate Bonds – 13.69%
Banking – 1.97%
•BAC Capital Trust XIV 5.63% 12/31/49	15,000	7,504
Bank of America
5.125% 11/15/14	27,000	25,413
5.65% 5/1/18	10,000	8,851
5.75% 12/1/17	35,000	31,215
Bank of New York Mellon 4.95% 3/15/15	25,000	23,908
BB&T
4.90% 6/30/17	40,000	35,615
6.85% 4/30/19	45,000	46,882
Capital One Financial
6.15% 9/1/16	5,000	4,431
7.375% 5/23/14	30,000	30,967

Citigroup
6.125% 5/15/18	20,000	17,522
6.50% 8/19/13	64,000	62,223
8.50% 5/22/19	20,000	20,379
#GMAC 144A
6.00% 12/15/11	5,000	4,325
6.625% 5/15/12	25,000	21,125
6.875% 9/15/11	20,000	17,700
6.875% 8/28/12	15,000	12,675
JPMorgan Chase 6.30% 4/23/19	75,000	75,574
JPMorgan Chase Capital XXV 6.80% 10/1/37	50,000	43,123
Morgan Stanley 5.30% 3/1/13	92,000	93,261
PNC Funding
5.25% 11/15/15	20,000	19,042
5.625% 2/1/17	72,000	66,828
@Popular North America Capital Trust I 6.564% 9/15/34	25,000	13,362
#•Rabobank Nederland 144A 11.00% 12/29/49	75,000	83,649
U.S. Bank North America 4.80% 4/15/15	1,000	984
•USB Capital IX 6.189% 4/15/49	100,000	67,525
•Wells Fargo Capital XIII 7.70% 12/29/49	65,000	53,991
Zions Bancorporation
5.50% 11/16/15	5,000	3,603
6.00% 9/15/15	15,000	10,738
		902,415
Basic Industry – 0.87%
ArcelorMittal
6.125% 6/1/18	52,000	45,575
9.85% 6/1/19	15,000	16,214
#Compass Minerals International 144A 8.00% 6/1/19	10,000	9,963
Domtar 7.125% 8/15/15	20,000	16,800
Dow Chemical 8.55% 5/15/19	45,000	45,154
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	15,000	15,167
8.375% 4/1/17	10,000	10,089
#Georgia Pacific 144A
7.125% 1/15/17	20,000	18,700
8.25% 5/1/16	5,000	4,875
Huntsman International 7.375% 1/1/15	60,000	47,400
Innophos 8.875% 8/15/14	20,000	18,400
Lubrizol 8.875% 2/1/19	35,000	40,729
Nalco
8.875% 11/15/13	15,000	15,375
#144A 8.25% 5/15/17	5,000	5,050
@Potlatch 12.50% 12/1/09	5,000	5,158
Reliance Steel & Aluminum 6.85% 11/15/36	19,000	10,912
#@Sappi Papier Holding 144A 6.75% 6/15/12	15,000	10,062
Steel Dynamics 6.75% 4/1/15	20,000	17,900
#Teck Resources 144A
10.25% 5/15/16	7,000	7,342
10.75% 5/15/19	8,000	8,613
US Steel 7.00% 2/1/18	10,000	8,701
@Vale Overseas 6.875% 11/21/36	22,000	20,944
		399,123
Brokerage – 0.40%
Goldman Sachs Group
5.25% 10/15/13	5,000	5,108
5.95% 1/18/18	27,000	26,232
6.15% 4/1/18	57,000	55,587
6.75% 10/1/37	10,000	8,916
7.50% 2/15/19	20,000	21,452
Jefferies Group
6.25% 1/15/36	5,000	3,458
6.45% 6/8/27	30,000	22,119
8.50% 7/15/19	5,000	4,968
LaBranche 11.00% 5/15/12	20,000	18,325
Lazard Group
6.85% 6/15/17	17,000	15,640
7.125% 5/15/15	3,000	2,759
		184,564
Capital Goods – 0.95%
Allied Waste North America
6.875% 6/1/17	10,000	9,915
7.125% 5/15/16	25,000	25,158
Associated Materials 9.75% 4/15/12	10,000	8,800
#BAE Systems Holdings 144A
4.95% 6/1/14	5,000	5,031
6.375% 6/1/19	20,000	20,485
Browning-Ferris Industries 7.40% 9/15/35	25,000	23,474
Building Materials 7.75% 8/1/14	25,000	22,375
#BWAY 144A 10.00% 4/15/14	15,000	15,038
Casella Waste Systems 9.75% 2/1/13	10,000	9,050
Celestica 7.625% 7/1/13	10,000	9,800
Crown Americas
7.625% 11/15/13	15,000	14,700
#144A 7.625% 5/15/17	10,000	9,700

CSX
5.75% 3/15/13	5,000	5,131
6.25% 3/15/18	5,000	5,051
7.375% 2/1/19	17,000	18,495
7.45% 4/1/38	20,000	21,723
7.90% 5/1/17	5,000	5,537
Graham Packaging Capital 9.875% 10/15/14	20,000	18,700
Graphic Packaging International
8.50% 8/15/11	5,000	4,975
9.50% 8/15/13	15,000	14,400
#144A 9.50% 6/15/17	5,000	4,950
Kansas City Southern Railway 13.00% 12/15/13	10,000	11,050
L-3 Communications 6.125% 7/15/13	15,000	14,213
#Owens Brockway Glass Container 144A 7.375% 5/15/16	5,000	4,875
Owens Corning 6.50% 12/1/16	10,000	8,778
#Plastipak Holdings 144A 8.50% 12/15/15	10,000	9,013
RBS Global/Rexnord 11.75% 8/1/16	15,000	11,138
#Rock-Tenn 144A 9.25% 3/15/16	10,000	10,225
Sanmina-SCI 8.125% 3/1/16	11,000	8,071
#Sealed Air 144A 7.875% 6/15/17	5,000	4,963
Solo Cup 8.50% 2/15/14	10,000	8,250
Tyco International Finance 8.50% 1/15/19	37,000	41,092
USG 6.30% 11/15/16	10,000	7,450
Waste Management 7.10% 8/1/26	22,000	20,780
		432,386
Consumer Cyclical – 1.15%
#Allison Transmission 144A 11.00% 11/1/15	10,000	7,950
Beazer Homes USA 8.625% 5/15/11	5,000	3,425
Carrols 9.00% 1/15/13	5,000	4,713
CVS Caremark 4.875% 9/15/14	7,000	7,113
◆#CVS Pass-Through Trust 144A 8.353% 7/10/31	55,000	55,274
Delta Air Lines 7.92% 11/18/10	5,000	4,600
Dollar General PIK 11.875% 7/15/17	5,000	5,425
Ford Motor Credit
7.25% 10/25/11	10,000	8,654
7.375% 10/28/09	20,000	19,830
8.00% 6/1/14	15,000	12,148
8.625% 11/1/10	30,000	28,205
Gaylord Entertainment
6.75% 11/15/14	5,000	3,763
8.00% 11/15/13	12,000	10,290
Global Cash Access 8.75% 3/15/12	20,000	18,600
Goodyear Tire & Rubber
9.00% 7/1/15	10,000	9,950
10.50% 5/15/16	15,000	15,225
#Harrahs Operating Escrow 144A 11.25% 6/1/17	26,000	24,699
Inergy Finance
6.875% 12/15/14	5,000	4,575
#144A 8.75% 3/1/15	5,000	4,913
#Invista 144A 9.25% 5/1/12	20,000	18,950
#Landry's Restaurants 144A 14.00% 8/15/11	5,000	4,775
Levi Strauss 9.75% 1/15/15	15,000	14,813
Macy's Retail Holdings
6.65% 7/15/24	27,000	17,917
8.875% 7/15/15	10,000	9,688
10.625% 11/1/10	5,000	5,099
Meritage Homes 7.00% 5/1/14	10,000	8,250
MGM MIRAGE
6.625% 7/15/15	5,000	3,288
7.50% 6/1/16	5,000	3,269
7.625% 1/15/17	5,000	3,263
#144A 11.125% 11/15/17	5,000	5,325
#144A 13.00% 11/15/13	20,000	22,000
Mohawk Industries 6.625% 1/15/16	5,000	4,449
New Albertsons 7.25% 5/1/13	5,000	4,825
Nordstrom
6.75% 6/1/14	25,000	26,014
7.00% 1/15/38	5,000	4,485
OSI Restaurant Partners 10.00% 6/15/15	5,000	3,438
Pinnacle Entertainment 7.50% 6/15/15	15,000	12,900
Ryland Group 8.40% 5/15/17	10,000	9,650
Sally Holdings 10.50% 11/15/16	10,000	9,950
#Sealy 144A 10.875% 4/15/16	5,000	5,263
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	10,000	6,050
#Speedway Motorsports 144A 8.75% 6/1/16	5,000	5,088
Target 4.00% 6/15/13	25,000	24,817
Toys R Us 7.625% 8/1/11	10,000	9,300
VF 6.45% 11/1/37	10,000	9,519
Wynn Las Vegas 6.625% 12/1/14	15,000	13,275
Yum Brands 6.875% 11/15/37	10,000	10,111
		525,123

Consumer Non-Cyclical – 1.41%
Alliance One International
11.00% 5/15/12	10,000	10,500
#144A 10.00% 7/15/16	10,000	9,525
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19	40,000	43,820
8.20% 1/15/39	30,000	33,510
Bausch & Lomb 9.875% 11/1/15	10,000	9,600
Beckman Coulter
6.00% 6/1/15	40,000	41,959
7.00% 6/1/19	10,000	10,588
#Bio-Rad Laboratories 144A 8.00% 9/15/16	5,000	4,963
ConAgra Foods 5.875% 4/15/14	40,000	42,450
Constellation Brands
7.25% 9/1/16	10,000	9,300
8.125% 1/15/12	5,000	5,025
Cott Beverages USA 8.00% 12/15/11	10,000	9,350
Delhaize America 9.00% 4/15/31	29,000	35,297
Delhaize Group
5.875% 2/1/14	15,000	15,416
6.50% 6/15/17	12,000	12,273
#Dole Food 144A 13.875% 3/15/14	10,000	11,050
Dr Pepper Snapple Group 6.12% 5/1/13	10,000	10,361
Elan Finance 7.75% 11/15/11	5,000	4,650
Express Scripts
6.25% 6/15/14	40,000	42,369
7.25% 6/15/19	10,000	11,047
Hospira 6.40% 5/15/15	30,000	31,618
#Ingles Markets 144A 8.875% 5/15/17	10,000	9,875
Inverness Medical Innovations 9.00% 5/15/16	15,000	14,550
Jarden
7.50% 5/1/17	5,000	4,400
8.00% 5/1/16	15,000	14,363
#JBS USA 144A 11.625% 5/1/14	15,000	14,250
JohnsonDiversey Holdings 10.67% 5/15/13	10,000	8,450
Kroger
6.80% 12/15/18	5,000	5,361
7.50% 1/15/14	22,000	24,641
LVB Acquisition 11.625% 10/15/17	5,000	4,925
LVB Acquisition PIK 10.375% 10/15/17	5,000	4,863
Medco Health Solutions 7.125% 3/15/18	25,000	26,370
#M-Foods Holdings 144A 9.75% 10/1/13	5,000	4,838
Psychiatric Solutions
7.75% 7/15/15	10,000	9,200
#144A 7.75% 7/15/15	5,000	4,600
Quest Diagnostic
5.45% 11/1/15	52,000	50,465
6.40% 7/1/17	5,000	5,111
Smithfield Foods
7.75% 5/15/13	10,000	8,250
#144A 10.00% 7/15/14	10,000	9,925
#Tyson Foods 144A 10.50% 3/1/14	10,000	10,900
Universal Hospital Services PIK 8.50% 6/1/15	5,000	4,738
		644,746
Energy – 1.84%
AmeriGas Partners 7.125% 5/20/16	10,000	9,200
Anadarko Petroleum
6.95% 6/15/19	5,000	5,055
8.70% 3/15/19	20,000	22,442
Berry Petroleum 10.25% 6/1/14	5,000	5,075
#Calpine Construction Finance 144A 8.00% 6/1/16	20,000	19,250
Chesapeake Energy
6.375% 6/15/15	10,000	8,950
6.625% 1/15/16	20,000	17,650
9.50% 2/15/15	10,000	10,125
Complete Production Service 8.00% 12/15/16	110,000	94,599
Copano Energy 7.75% 6/1/18	10,000	9,075
Denbury Resources
7.50% 4/1/13	5,000	4,800
9.75% 3/1/16	5,000	5,163
Dynergy Holdings 7.75% 6/1/19	15,000	11,756
El Paso
6.875% 6/15/14	10,000	9,382
7.25% 6/1/18	20,000	18,566
Enbridge Energy Partners 9.875% 3/1/19	25,000	29,030
Energy Transfer Partners 9.70% 3/15/19	25,000	28,748
Enterprise Products Operating
5.00% 3/1/15	20,000	18,448
5.60% 10/15/14	10,000	10,289
6.30% 9/15/17	25,000	25,164
6.50% 1/31/19	10,000	10,181
Forest Oil 7.25% 6/15/19	10,000	9,000
Geophysique-Veritas 7.75% 5/15/17	15,000	13,725
#Gulfstream Natural Gas System 144A 6.95% 6/1/16	10,000	10,487

#Helix Energy Solutions Group 144A 9.50% 1/15/16	10,000	9,175
#Hilcorp Energy Finance I 144A 9.00% 6/1/16	15,000	13,125
#Holly 144A 9.875% 6/15/17	5,000	4,875
Husky Energy 5.90% 6/15/14	25,000	26,182
Key Energy Services 8.375% 12/1/14	15,000	13,313
Kinder Morgan Energy Partners
6.85% 2/15/20	35,000	35,943
9.00% 2/1/19	5,000	5,696
Mariner Energy 8.00% 5/15/17	15,000	12,525
Massey Energy 6.875% 12/15/13	30,000	27,600
Noble Energy 8.25% 3/1/19	30,000	34,191
OPTI Canada
7.875% 12/15/14	5,000	3,263
8.25% 12/15/14	10,000	6,650
Petrobras International Finance 7.875% 3/15/19	12,000	13,140
PetroHawk Energy
9.125% 7/15/13	10,000	10,000
#144A 10.50% 8/1/14	10,000	10,275
Plains All American Pipeline
6.50% 5/1/18	16,000	16,218
8.75% 5/1/19	35,000	39,783
Quicksilver Resources 11.75% 1/1/16	5,000	5,200
Range Resources
7.25% 5/1/18	5,000	4,700
8.00% 5/15/19	5,000	4,944
Regency Energy Partners
8.375% 12/15/13	5,000	4,850
#144A 9.375% 6/1/16	5,000	4,863
#SandRidge Energy 144A 9.875% 5/15/16	10,000	9,700
Talisman Energy 7.75% 6/1/19	45,000	49,937
Weatherford International
5.15% 3/15/13	5,000	4,991
5.95% 6/15/12	2,000	2,090
7.00% 3/15/38	15,000	14,486
9.625% 3/1/19	10,000	11,783
9.875% 3/1/39	20,000	24,534
Whiting Petroleum 7.25% 5/1/13	10,000	9,525
		839,717
Financials – 0.64%
Cardtronics 9.25% 8/15/13	25,000	22,500
CIT Group
4.75% 12/15/10	5,000	3,926
5.40% 1/30/16	5,000	2,827
5.65% 2/13/17	15,000	8,475
5.85% 9/15/16	25,000	14,132
#144A 12.00% 12/18/18	10,000	4,702
FTI Consulting 7.75% 10/1/16	20,000	19,200
General Electric Capital
5.875% 1/14/38	79,000	62,709
6.875% 1/10/39	35,000	31,597
#Host Hotels & Resorts 144A 9.00% 5/15/17	10,000	9,575
International Lease Finance
5.35% 3/1/12	1,000	781
5.55% 9/5/12	5,000	3,887
5.625% 9/20/13	10,000	7,561
5.875% 5/1/13	35,000	26,532
6.625% 11/15/13	32,000	24,652
#@Nuveen Investments 144A 10.50% 11/15/15	25,000	17,375
SLM 8.45% 6/15/18	30,000	25,702
Ventas Realty 6.50% 6/1/16	5,000	4,506
		290,639
Insurance – 0.52%
ACE INA Holdings 5.90% 6/15/19	20,000	20,084
#•Liberty Mutual 144A 10.75% 6/15/58	35,000	25,242
MetLife
6.40% 12/15/36	75,000	53,766
6.75% 6/1/16	25,000	25,486
6.817% 8/15/18	21,000	21,185
UnitedHealth Group
5.50% 11/15/12	12,000	12,428
5.80% 3/15/36	59,000	47,867
WellPoint
5.00% 1/15/11	12,000	12,308
5.95% 12/15/34	22,000	17,761
		236,127
Media – 1.05%
Belo 6.75% 5/30/13	10,000	8,000
‡#Charter Communications Operating 144A
8.00% 4/30/12	10,000	9,675
8.375% 4/30/14	5,000	4,813
10.875% 9/15/14	30,000	31,200

Comcast
•1.439% 7/14/09	1,000	1,000
5.85% 11/15/15	24,000	24,905
6.30% 11/15/17	2,000	2,120
6.50% 1/15/15	24,000	25,486
#Cox Communications 144A
6.25% 6/1/18	15,000	14,853
8.375% 3/1/39	40,000	44,730
CSC Holdings
6.75% 4/15/12	10,000	9,700
#144A 8.50% 4/15/14	25,000	24,906
DIRECTV Holdings 7.625% 5/15/16	10,000	9,775
EchoStar DBS 7.125% 2/1/16	20,000	18,750
#Interpublic Group 144A 10.00% 7/15/17	10,000	10,125
Lamar Media 6.625% 8/15/15	10,000	8,800
Mediacom Capital 9.50% 1/15/13	10,000	9,575
Nielsen Finance 10.00% 8/1/14	25,000	23,781
#Terremark Worldwide 144A 12.00% 6/15/17	5,000	4,825
Time Warner Cable
6.75% 7/1/18	10,000	10,433
6.75% 6/15/39	30,000	29,291
7.50% 4/1/14	54,000	59,545
Time Warner Telecom Holdings 9.25% 2/15/14	15,000	14,963
Videotron
6.875% 1/15/14	10,000	9,300
9.125% 4/15/18	10,000	10,213
Visant Holding 8.75% 12/1/13	5,000	4,938
#Vivendi 144A 6.625% 4/4/18	52,000	52,435
		478,137
Services Non-Cyclical – 0.65%
ARAMARK 8.50% 2/1/15	25,000	24,375
Community Health Systems 8.875% 7/15/15	40,000	39,400
Corrections Corporation of America 7.75% 6/1/17	10,000	9,900
HCA 9.25% 11/15/16	50,000	49,374
•HealthSouth 7.218% 6/15/14	10,000	9,175
Hertz
8.875% 1/1/14	10,000	9,250
10.50% 1/1/16	5,000	4,475
Iron Mountain
8.00% 6/15/20	15,000	14,025
8.75% 7/15/18	5,000	4,950
McKesson
6.50% 2/15/14	5,000	5,340
7.50% 2/15/19	35,000	39,484
RSC Equipment Rental
9.50% 12/1/14	10,000	8,075
#144A 10.00% 7/15/17	5,000	4,869
Select Medical 7.625% 2/1/15	25,000	20,438
Tenet Healthcare 7.375% 2/1/13	45,000	40,725
•US Oncology Holdings PIK 6.904% 3/15/12	15,000	12,713
		296,568
Technology & Electronics – 0.15%
Amkor Technologies 7.75% 5/15/13	5,000	4,606
Avago Technologies Finance 10.125% 12/1/13	5,000	5,125
National Semiconductor 6.60% 6/15/17	5,000	4,380
Oracle 3.75% 7/8/14	15,000	15,000
SunGard Data Systems 9.125% 8/15/13	20,000	19,000
Xerox 8.25% 5/15/14	20,000	20,818
		68,929
Telecommunications – 1.51%
America Movil 5.625% 11/15/17	13,000	12,771
American Tower 7.125% 10/15/12	10,000	10,113
Anixter International 10.00% 3/15/14	5,000	5,000
AT&T 6.55% 2/15/39	20,000	20,029
AT&T Wireless 8.125% 5/1/12	32,000	35,849
Cincinnati Bell 7.00% 2/15/15	15,000	13,500
Citizens Communications
6.25% 1/15/13	5,000	4,625
7.125% 3/15/19	20,000	17,150
Cricket Communications
9.375% 11/1/14	15,000	14,850
#144A 7.75% 5/15/16	5,000	4,838
Crown Castle International 9.00% 1/15/15	15,000	15,338
#DigitalGlobe 144A 10.50% 5/1/14	5,000	5,200
Hughes Network Systems 9.50% 4/15/14	10,000	9,800
Inmarsat Finance 10.375% 11/15/12	10,000	10,400
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	10,000	9,700
Intelsat Jackson Holdings 11.25% 6/15/16	35,000	35,875
Lucent Technologies 6.45% 3/15/29	10,000	5,725
MetroPCS Wireless 9.25% 11/1/14	20,000	19,975
Nextel Communications 7.375% 8/1/15	20,000	16,050
#PAETEC Holding 144A 8.875% 6/30/17	5,000	4,725
Qwest
7.50% 10/1/14	5,000	4,794
#144A 8.375% 5/1/16	10,000	9,700

Rogers Communications
6.80% 8/15/18	24,000	25,773
8.00% 12/15/12	15,000	15,525
Sprint Capital 8.375% 3/15/12	20,000	19,800
Sprint Nextel 6.00% 12/1/16	15,000	12,338
Telecom Italia Capital
4.00% 1/15/10	2,000	2,010
4.95% 9/30/14	50,000	47,919
5.25% 10/1/15	12,000	11,599
7.175% 6/18/19	10,000	10,155
7.721% 6/4/38	5,000	5,107
Telefonica Emisiones 4.949% 1/15/15	45,000	45,795
#Telesat Canada 144A
11.00% 11/1/15	15,000	15,450
12.50% 11/1/17	5,000	4,950
#Univision Communications 144A 12.00% 7/1/14	20,000	19,750
Verizon Communications
5.50% 2/15/18	45,000	44,766
6.10% 4/15/18	27,000	27,742
#Verizon Wireless Capital 144A 5.55% 2/1/14	20,000	21,254
Virgin Media Finance 8.75% 4/15/14	10,000	9,800
Vodafone Group
5.00% 12/16/13	7,000	7,267
5.00% 9/15/15	15,000	15,081
5.375% 1/30/15	12,000	12,255
5.625% 2/27/17	10,000	10,172
Windstream 8.125% 8/1/13	20,000	19,450
		689,965
Utilities – 0.58%
AES
8.00% 10/15/17	15,000	14,025
8.00% 6/1/20	15,000	13,538
Ameren 8.875% 5/15/14	5,000	5,166
Commonwealth Edison 6.15% 9/15/17	7,000	7,284
Edison Mission Energy
7.00% 5/15/17	15,000	11,588
7.20% 5/15/19	5,000	3,750
Illinois Power
6.125% 11/15/17	17,000	16,543
9.75% 11/15/18	30,000	34,593
Indiana Michigan Power 7.00% 3/15/19	15,000	16,150
Ipalco Enterprises Inc 8.625% 11/14/11	3,000	3,030
Jersey Central Power & Light 7.35% 2/1/19	10,000	11,013
#Kansas Gas & Electric 144A 6.70% 6/15/19	10,000	10,521
Mirant North America 7.375% 12/31/13	5,000	4,825
NRG Energy
7.25% 2/1/14	5,000	4,863
7.375% 2/1/16	25,000	23,718
Pacificorp 5.25% 6/15/35	15,000	14,309
PPL Electric Utilities 7.125% 11/30/13	17,000	19,099
RRI Energy 6.75% 12/15/14	15,000	14,531
Sempra Energy 6.50% 6/1/16	20,000	20,906
Texas Competitive Electric Holdings 10.25% 11/1/15	25,000	15,688
		265,140
Total Corporate Bonds (cost $5,827,246)		6,253,579

Foreign Agency – 0.06%Δ
Germany – 0.06%
KFW 4.875% 6/17/19	25,000	25,956
Total Foreign Agency (cost $24,926)		25,956

Municipal Bonds – 0.13%
California State 7.55% 4/1/39	50,000	45,848
Puerto Rico Sales Tax Financing 1st Subordinate Series B 5.00% 8/1/39	15,000	15,183
Total Municipal Bonds (cost $66,128)		61,031

Non-Agency Asset-Backed Securities – 0.53%
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	29,369	29,905
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14	40,000	40,010
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	15,000	15,504
Series 2005-A10 A10 4.65% 12/17/12	15,000	15,490
CNH Equipment Trust
•Series 2007-A A4 0.36% 9/17/12	9,681	9,391
•Series 2007-B A3B 0.92% 10/17/11	22,027	22,005
Series 2008-A3 A4A 4.93% 8/15/14	40,000	39,295
@Countrywide Asset-Backed Certificates Series 2006-11 1AF3 6.05% 9/25/46	20,000	8,915
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	20,000	20,483
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	40,000	40,581
Total Non-Agency Asset-Backed Securities (cost $233,087)		241,579

Non-Agency Collateralized Mortgage Obligations – 0.84%
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		$2,413	2,039
Series 2004-10 1CB1 6.00% 11/25/34		2,745	2,237
Series 2005-9 5A1 5.50% 10/25/20		56,051	50,813
Bank of America Funding Securities Series 2005-8 1A1 5.50% 1/25/36		11,164	9,848
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		24,433	21,417
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 6.015% 8/25/37		87,719	45,355
◆Countrywide Home Loan Mortgage Pass Through Trust Series 2005-23 A1 5.50% 11/25/35		22,544	17,408
•First Horizon Asset Securities Series 2007-AR3 2A2 6.29% 11/25/37		19,574	11,862
@GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36		18,705	9,256
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		38,686	35,485
•MLCC Mortgage Investors Series 2004-HB1 A1 0.645% 4/25/29		81,009	41,544
•Structured Adjustable Rate Mortgage Loan Trust 2004-3AC A2 3.982% 3/25/34		16,790	13,650
◆Washington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19		10,859	9,865
Series 2006-AR10 1A1 5.928% 9/25/36		15,127	9,733
•Series 2006-AR14 1A4 5.603% 11/25/36		15,769	9,209
•Series 2007-HY1 1A1 5.687% 2/25/37		18,856	10,524
Wells Fargo Mortgage Backed Securities Trust
Series 2006-1 A3 5.00% 3/25/21		2,890	2,615
Series 2006-2 3A1 5.75% 3/25/36		18,029	12,660
•Series 2006-AR5 2A1 5.537% 4/25/36		15,362	9,969
•Series 2006-AR6 7A1 5.114% 3/25/36		75,017	56,637
Total Non-Agency Collateralized Mortgage Obligations (cost $358,248)			382,126

Sovereign Debt – 0.34%Δ
Indonesia – 0.08%
Indonesia Treasury Bond 10.75% 5/15/16	IDR	351,000,000	35,315
			35,315
Mexico – 0.22%
Mexican Bonos 10.00% 11/20/36	MXN	822,800	69,117
United Mexican States 5.95% 3/19/19	USD	30,000	30,450
			99,567
Russia – 0.02%
Russia Eurobond 7.50% 3/31/30	USD	12,480	12,411
			12,411
Turkey – 0.02%
Republic of Turkey 11.875% 1/15/30	USD	6,000	9,180
			9,180
Total Sovereign Debt (cost $157,409)			156,473

Supranational Banks – 0.48%
European Investment Bank
3.125% 6/4/14		5,000	5,016
6.00% 8/14/13	AUD	179,000	145,075
6.25% 4/15/14	GBP	11,000	20,209
11.25% 2/14/13	BRL	90,000	47,432
Total Supranational Banks (cost $213,856)			217,732

U.S. Treasury Obligations – 1.31%
≠U.S. Treasury Bill 0.04% 7/23/09	USD	346,349	346,329
U.S. Treasury Notes
2.625% 6/30/14		100,000	100,344
¥3.125% 5/15/19		155,000	149,963
Total U.S. Treasury Obligations (cost $594,800)			596,636
		Number of
		Shares
Preferred Stock – 0.11%
Braskem Class A 11.604%		2,092	7,658
PNC Funding 8.25%		5,000	4,199
Transneft 3.623%		78	39,779
Total Preferred Stock (cost $53,343)			51,636
		Principal
		Amount°
≠Discount Note – 3.09%
Federal Home Loan Bank 0.01% 7/1/09	USD	1,411,683	1,411,683
Total Discount Note (cost $1,411,683)			1,411,683

Total Value of Securities – 100.52%
(cost $48,825,531)			45,909,327
Liabilities Net of Receivables and Other Assets (See Notes) – (0.52%)			(237,925)
Net Assets Applicable to 6,055,542 Shares Outstanding – 100.00%			$45,671,402

°Principal amount is stated in the currency in which each security is denominated.

BRL – Brazilian Real
CAD – Canadian Dollar
GBP – British Pound Sterling
IDR – Indonesian Rupiah
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

†Non income producing security.
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of June 30, 2009.
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2009.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $1,546,925, which represented 3.39% of the Portfolio’s net assets. See Note 4 in "Notes."
@Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $228,858, which represented 0.50% of the Portfolio's net assets. See Note 3 in "Notes."
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $186, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
§Developing Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non Voting Depositary Receipts
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive		In Exchange For		Settlement Date	(Depreciation)
BRL	31,500	USD	(16,326)	7/1/09	$ (244)
BRL	218,047	USD	(107,837)	8/31/09	3,482
CAD	17,432	USD	(15,000)	7/31/09	(9)
CAD	86,184	USD	(75,353)	7/31/09	(1,239)
GBP	35,827	USD	(58,933)	7/31/09	(7)
KRW	24,932,000	USD	(20,000)	7/31/09	(405)
NOK	843,089	USD	(130,513)	7/31/09	428
NZD	48,340	USD	(30,788)	7/31/09	306
NZD	67,428	USD	(43,041)	7/31/09	332
PLN	161,145	USD	(49,579)	7/31/09	1,064
SEK	551,086	USD	(69,143)	7/31/09	2,266
TRY	61,571	USD	(39,469)	7/31/09	166
					$6,140

Financial Futures Contracts1

Contracts	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(3) U.S. Treasury 10 yr Notes	$(348,598)	$(348,797)	9/21/09	$(199)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Foundation Funds – Delaware Aggressive Allocation Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009 the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$49,362,056
Aggregate unrealized appreciation	$2,107,888
Aggregate unrealized depreciation	(5,560,617)
Net unrealized depreciation	$(3,452,729)

Effective October 1, 2008, the Portfolio applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$2,314,490	$-	$2,314,490
Common Stock	28,916,260	9,991	186	28,926,438
Corporate Debt	-	7,843,215	55,275	7,898,490
Foreign Debt	-	365,869	47,432	413,301
Investment Companies	4,235,623	-	-	4,235,623
Municipal Bonds	-	61,031	-	61,031
U.S. Treasury Obligations	596,636	-	-	596,636
Short-Term	-	1,411,683	-	1,411,683
Other	47,437	4,199	-	51,636
Total	$33,795,956	$12,010,478	$102,893	$45,909,327
Derivatives	$-	$5,941	$-	$5,941

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Common	Corporate	Foreign Debt
	Total	Stock	Debt
Balance as of 9/30/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation	8,995	(12)	275	8,732
Net purchases, sales, and settlements	93,700	-	55,000	38,700
Net transfers in and/or out of Level 3	198	198	-	-
Balance as of 6/30/09	$102,893	$186	$55,275	$47,432
Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$8,995	$(12)	$275	$8,732

3. Derivatives

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Financial Futures Contracts – The Portfolio may use futures in the normal course of pursuing its investment objectives. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended June 30, 2009, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended June 30, 2009, the Portfolio did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Portfolio’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. The Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of June 30, 2009.

6. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings. On August 19, 2009, the Board of Trustees of Delaware Group Foundation Funds approved changing the name of the Fund to Delaware Foundation Growth Allocation Fund. The change will be effective October 19, 2009.

Schedule of Investments (Unaudited)

Delaware Moderate Allocation Portfolio

June 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 46.38%
U.S. Markets – 28.48%
Consumer Discretionary – 2.43%
†Aeropostale	2,065	$70,768
American Eagle Outfitters	8,670	122,854
†Bally Technologies	3,200	95,744
†Buffalo Wild Wings	1,560	50,731
Burger King Holdings	8,370	144,550
Cablevision Systems Class A	200	3,882
†CEC Entertainment	1,575	46,431
†Citi Trends	1,860	48,137
CKE Restaurants	8,850	75,048
DeVry	1,960	98,078
†DIRECTV Group	600	14,826
Gap	35,400	580,560
†G-III Apparel Group	2,400	27,576
Guess	630	16,241
†Gymboree	2,015	71,492
†Hibbett Sports	2,890	52,020
†Jack in the Box	4,385	98,443
†Jarden	8,930	167,438
†Jo-Ann Stores	2,230	46,094
†Lincoln Education Services	3,310	69,278
†Marvel Entertainment	3,020	107,482
Mattel	37,100	595,455
McDonald's	4,950	284,576
National CineMedia	3,800	52,288
NIKE Class B	13,090	677,800
†Papa John's International	2,245	55,654
Phillips-Van Heusen	1,870	53,650
Staples	30,400	613,168
Tanger Factory Outlet Centers	1,705	55,293
Time Warner Cable	5,440	172,285
†Tractor Supply	1,355	55,989
†Ulta Salon Cosmetics & Fragrance	9,210	102,415
†Urban Outfitters	7,240	151,099
†Viacom Class B	4,500	102,150
Weight Watchers International	14,500	373,665
†WMS Industries	1,520	47,895
		5,401,055
Consumer Staples – 3.14%
Archer-Daniels-Midland	26,000	696,020
Bunge	2,700	162,675
Casey's General Stores	3,245	83,364
†Chattem	1,560	106,236
Colgate-Palmolive	2,630	186,046
CVS Caremark	27,260	868,775
Heinz (H.J.)	15,000	535,500
Kimberly-Clark	10,400	545,272
Kraft Foods Class A	23,100	585,354
Lance	1,305	30,185
PepsiCo	6,210	341,302
Philip Morris International	1,780	77,644
Procter & Gamble	20,350	1,039,884
Safeway	27,400	558,138
†Smart Balance	6,660	45,355
Smucker (J.M.)	2,670	129,922
†Susser Holdings	2,755	30,828
Walgreen	20,300	596,820
Wal-Mart Stores	7,400	358,456
		6,977,776

Energy – 2.36%
Arch Coal	4,350	66,860
Berry Petroleum Class A	2,335	43,408
†Bristow Group	535	15,852
†Carrizo Oil & Gas	4,785	82,063
Chevron	12,430	823,487
ConocoPhillips	23,125	972,637
EOG Resources	11,490	780,400
EQT	3,820	133,356
†EXCO Resources	4,115	53,166
Exxon Mobil	10,860	759,223
Lufkin Industries	1,510	63,496
Marathon Oil	17,600	530,288
Massey Energy	3,130	61,160
†National Oilwell Varco	3,960	129,334
Occidental Petroleum	3,660	240,865
Penn Virginia	3,605	59,014
Schlumberger	5,050	273,256
St. Mary Land & Exploration	5,180	108,107
†Willbros Group	4,995	62,487
		5,258,459
Financials – 3.37%
Alexandria Real Estate Equities	1,165	41,695
Allstate	22,200	541,680
Apollo Investment	9,020	54,120
Bank of New York Mellon	43,860	1,285,536
Berkley (W.R.)	4,470	95,971
Blackstone Group	2,000	21,080
Capital One Financial	5,200	113,776
@†Cardtronics	1,550	5,906
City Holding	2,215	67,247
CME Group	2,200	684,442
Dime Community Bancshares	7,240	65,956
EastGroup Properties	1,595	52,667
First Commonwealth Financial	5,100	32,334
First Niagara Financial Group	6,635	75,772
Goldman Sachs Group	1,870	275,713
Hanover Insurance Group	2,970	113,187
Harleysville Group	1,820	51,360
Home Properties	2,750	93,775
Host Hotels & Resorts	5,870	49,249
Independent Bank	2,930	57,721
†IntercontinentalExchange	7,400	845,376
JPMorgan Chase	11,790	402,157
†Nasdaq OMX Group	6,900	147,039
optionsXpress Holdings	4,785	74,311
PNC Financial Services Group	2,060	79,949
†ProAssurance	1,870	86,413
Prosperity Bancshares	2,030	60,555
Protective Life	4,361	49,890
Provident Finance	5,685	51,734
Prudential Financial	2,530	94,167
†RiskMetrics Group	3,555	62,781
RLI	1,475	66,080
Senior Housing Properties Trust	4,755	77,602
Simon Property Group	1,340	68,916
Smithtown Bancorp	1,785	22,830
Sovran Self Storage	2,735	67,281
TCF Financial	3,945	52,745
†Texas Capital Bancshares	4,740	73,328
Travelers	18,410	755,546
Trustmark	3,570	68,972
U.S. Bancorp	7,330	131,354
Washington Federal	4,145	53,885
Webster Financial	3,360	27,048
Wells Fargo	11,920	289,179
		7,488,325

Health Care – 4.85%
Abbott Laboratories	5,240	246,490
†Align Technology	4,815	51,039
†Alkermes	7,470	80,825
Allergan	15,200	723,216
†Alliance HealthCare Services	4,265	31,262
†Amgen	3,840	203,290
†AMN Healthcare Services	6,190	39,492
†Bio-Rad Laboratories Class A	980	73,970
Bristol-Myers Squibb	26,300	534,153
Cardinal Health	16,300	497,965
†Catalyst Health Solutions	3,200	79,808
†Celera	7,270	55,470
†Celgene	2,010	96,158
†Conmed	3,965	61,537
†CryoLife	4,665	25,844
†Dionex	1,605	97,953
†Express Scripts	3,410	234,438
†Gen-Probe	2,240	96,275
†Gilead Sciences	15,650	733,046
†Hologic	8,420	119,817
†Intuitive Surgical	1,100	180,026
Johnson & Johnson	17,430	990,024
†Medarex	11,865	99,073
†Medco Health Solutions	13,600	620,296
Medtronic	5,560	193,988
Merck	26,270	734,509
†Merit Medical	3,235	52,731
†Noven Pharmaceuticals	6,425	91,878
†Odyssey HealthCare	3,855	39,629
†ONYX Pharmaceuticals	3,065	86,617
†OSI Pharmaceuticals	2,210	62,388
Pfizer	35,000	525,000
†PharMerica	1,630	31,997
†Psychiatric Solutions	3,735	84,934
Quest Diagnostics	11,200	632,016
†Quidel	3,085	44,918
†Regeneron Pharmaceuticals	3,685	66,035
†Res-Care	3,855	55,127
†SonoSite	2,310	46,339
†Sun Healthcare Group	7,375	62,245
†Thermo Fisher Scientific	3,340	136,172
†United Therapeutics	835	69,581
UnitedHealth Group	32,430	810,101
†Vertex Pharmaceuticals	2,750	98,010
West Pharmaceutical Services	2,080	72,488
Wyeth	17,770	806,580
		10,774,750
Industrials – 2.53%
AAON	4,355	86,752
Acuity Brands	2,410	67,601
Administaff	2,785	64,807
American Ecology	2,870	51,430
Applied Industrial Technologies	3,200	63,040
Barnes Group	3,180	37,810
†BWAY	385	6,749
†Chart Holding Industries	5,085	92,445
†Columbus McKinnon	4,355	55,091
†CRA International	1,870	51,911
Deere	2,400	95,880
†DynCorp International Class A	4,785	80,340
†ESCO Technologies	1,080	48,384
Expeditors International Washington	17,700	590,118
Fluor	3,070	157,460
†FTI Consulting	1,280	64,922
General Electric	18,810	220,453
Goodrich	4,170	208,375
†GrafTech International	8,755	99,019
Granite Construction	2,475	82,368
†Graphic Packaging Holding	2,394	4,381
Healthcare Services Group	3,965	70,894

Honeywell International	3,070	96,398
†Hub Group Class A	3,510	72,446
†Huron Consulting Group	1,200	55,476
†Kadant	3,200	36,128
†Kforce	7,830	64,754
Koppers Holdings	1,375	36,259
Lockheed Martin	1,130	91,135
McGrath RentCorp	3,260	62,136
Norfolk Southern	5,560	209,445
Northrop Grumman	10,900	497,912
Otter Tail	3,145	68,687
Republic Services	3,760	91,782
Rockwell Collins	2,510	104,742
Roper Industries	2,370	107,385
†Tetra Technologies	1,095	31,372
†Titan Machinery	2,945	37,372
Triumph Group	2,165	86,600
†Tutor Perini	2,410	41,838
United Parcel Service Class B	10,300	514,897
†United Stationers	2,200	76,736
United Technologies	5,180	269,153
†URS	1,410	69,823
Waste Management	21,400	602,623
		5,625,329
Information Technology – 6.63%
†Adobe Systems	16,300	461,290
†Anixter International	2,700	101,493
†Apple	8,770	1,249,111
†Atheros Communications	2,385	45,887
†Blackboard	2,605	75,180
†Cisco Systems	17,910	333,842
†Digital River	2,165	78,633
†EMC	15,770	206,587
†FARO Technologies	3,995	62,042
†Google Class A	2,780	1,172,020
Hewlett-Packard	8,320	321,568
iGate	12,750	84,405
infoGROUP	11,360	64,866
†Informatica	3,995	68,674
Intel	59,970	992,504
International Business Machines	7,270	759,133
†Intuit	25,000	704,000
†IPG Photonics	5,325	58,415
IXYS	3,555	35,977
†J2 Global Communications	3,460	78,058
†JDA Software Group	5,670	84,823
†Lawson Software	17,740	98,989
†LogMein	940	15,040
MasterCard Class A	3,500	585,585
†McAfee	2,690	113,491
Microsoft	24,070	572,144
Motorola	85,800	568,854
†NetAPP	6,020	118,714
†NETGEAR	3,515	50,651
NIC	4,980	33,715
†Nuance Communications	7,190	86,927
†Progress Software	3,685	78,011
QUALCOMM	28,300	1,279,160
Quality Systems	1,560	88,858
†Radiant Systems	3,815	31,665
†Rofin-Sinar Technologies	2,790	55,828
†SanDisk	4,075	59,862
†Sapient	9,800	61,642
†SAVVIS	7,595	87,039
†Semtech	3,470	55,208
†SolarWinds	2,255	37,185
†Symantec	34,270	533,241
†Synaptics	2,715	104,935
†Tekelec	6,585	110,826
†TeleTech Holdings	5,115	77,492

†Teradata	26,000	609,180
United Online	10,440	67,964
†ValueClick	5,670	59,648
†VeriSign	25,700	474,936
†ViaSat	4,340	111,278
Visa Class A	13,900	865,414
†Vocus	3,540	69,950
Xerox	84,100	544,968
		14,746,908
Materials – 1.07%
Alcoa	8,330	86,049
Compass Minerals International	1,255	68,912
duPont (E.I.) deNemours	25,360	649,723
Freeport-McMoRan Copper & Gold	2,550	127,781
Lubrizol	3,580	169,370
Monsanto	2,010	149,423
†Owens-Illinois	5,300	148,453
=∏†PT Holdings	35	0
Praxair	6,800	483,276
Rock-Tenn Class A	2,785	106,276
†Rockwood Holdings	4,520	66,173
Schulman (.A.)	3,760	56,814
Silgan Holdings	1,840	90,215
United States Steel	4,750	169,765
		2,372,230
Telecommunications – 1.10%
Alaska Communications Systems Group	10,225	74,847
AT&T	26,750	664,470
†Crown Castle International	24,500	588,490
†Knology	5,755	49,666
†MetroPCS Communications	7,190	95,699
NTELOS Holdings	3,835	70,641
Verizon Communications	29,440	904,690
		2,448,503
Utilities – 1.00%
Black Hills	1,515	34,830
Cleco	5,130	115,015
Edison International	19,400	610,323
Exelon	3,290	168,481
FirstEnergy	2,570	99,588
Piedmont Natural Gas	2,310	55,694
PPL	5,510	181,610
Progress Energy	15,400	582,582
Sempra Energy	3,340	165,764
UIL Holdings	2,345	52,645
UNITIL	1,715	35,363
Wisconsin Energy	3,290	133,936
		2,235,831
Total U.S. Markets (cost $61,486,250)		63,329,166

§Developed Markets – 12.80%
Consumer Discretionary – 2.21%
Bayerische Motoren Werke	15,229	573,053
Don Quijote	29,300	563,614
Esprit Holdings	94,516	527,467
PPR	6,626	540,432
Publicis Groupe	13,948	425,084
Round One	52,058	519,337
Techtronic Industries	609,500	422,330
Toyota Motor	13,689	521,526
Vivendi	23,419	559,517
WPP Group	38,408	254,905
		4,907,265
Consumer Staples – 1.07%
Coca-Cola Amatil	80,446	557,748
First Pacific	269,978	155,022
@Greggs	72,320	443,691
Metro	11,407	544,583
Parmalat	277,359	668,684
		2,369,728

Energy – 1.23%
BP	141,477	1,111,846
CNOOC ADR	500	61,515
†Nabors Industries	6,310	98,310
Tenaris ADR	2,650	71,656
Total	16,877	910,820
†Transocean	6,502	483,034
		2,737,181
Financials – 1.26%
Aspen Insurance Holdings	8,045	179,725
AXA	24,782	465,393
Everest Re Group	1,480	105,924
IPC Holdings	2,625	71,768
Link REIT	16,500	35,215
Max Capital Group	4,490	82,885
Mitsubishi UFJ Financial Group	140,273	870,790
Nordea Bank	61,895	490,084
Standard Chartered	26,523	497,325
		2,799,109
Health Care – 1.26%
AstraZeneca	12,404	545,042
†Eurand	7,180	93,340
Novartis	15,269	618,882
Novo Nordisk Class B	10,459	565,266
Novo Nordisk ADR	8,700	473,802
Sanofi-Aventis	8,671	509,184
		2,805,516
Industrials – 2.20%
Asahi Glass	69,000	555,123
Cie de Saint-Gobain	10,450	349,182
Deutsche Post	58,191	753,694
Finmeccanica	38,340	539,332
†Flextronics International	1,100	4,521
IESI-BFC	4,210	49,047
Koninklijke Philips Electronics	28,939	532,704
Singapore Airlines	49,083	450,707
Teleperformance	23,310	708,441
Tomkins	208,496	508,400
Vallourec	3,632	440,773
		4,891,924
Information Technology – 1.00%
Accenture Class A	3,520	117,779
Canon	14,200	465,815
†CGI Group Class A	112,028	995,976
Nokia	44,770	655,527
		2,235,097
Materials – 1.09%
†Agrium	12,700	506,603
Alumina ADR	12,675	58,305
Anglo American	4,712	136,715
@Griffin Mining	6,400	3,974
Lafarge	11,335	767,047
Linde	6,430	525,483
Syngenta ADR	9,100	423,332
		2,421,459
Telecommunications – 1.22%
China Mobile ADR	12,325	617,236
China Unicom Hong Kong	22,000	29,126
China Unicom Hong Kong ADR	32,643	435,458
France Telecom	18,799	426,068
Philippine Long Distance Telephone ADR	200	9,944
Telstra	103,018	281,218
Telus	9,898	262,545
Vodafone Group	336,809	649,546
		2,711,141
Utilities – 0.26%
National Grid	63,730	573,906
		573,906
Total Developed Markets (cost $26,478,420)		28,452,326

XEmerging Markets – 5.10%
Consumer Discretionary – 0.24%
†Focus Media Holding ADR	22,850	184,171
†#Grupo Clarin Class B GDR 144A	700	2,581
Grupo Televisa ADR	15,500	263,500
JD Group	2,499	13,104
@Oriental Holdings	7,100	11,009
Sun International	1,059	10,480
†Turk Sise ve Cam Fabrikalari	13,455	11,002
Wal-Mart de Mexico Series V	9,488	28,125
		523,972
Consumer Staples – 0.27%
†Cosan Class A	24,625	127,558
@Cresud ADR	5,450	51,394
Fomento Economico Mexicano ADR	4,425	142,662
Gudang Garam	26,000	31,967
Lotte Confectionery	244	191,403
President Chain Store	10,000	25,593
Tongaat Hulett	1,136	13,239
†Wimm-Bill-Dann Foods ADR	525	28,849
		612,665
Energy – 0.65%
China Petroleum & Chemical ADR	2,400	182,064
China Shenhua Energy	8,000	29,471
Gazprom ADR	12,765	264,236
KazMunaiGas Exploration Production GDR	3,450	65,205
LUKOIL ADR	200	8,940
LUKOIL ADR (London International Exchange)	611	27,110
@Oil & Gas Development GDR	300	2,897
PetroChina	14,000	15,536
PetroChina ADR	1,400	154,672
Petroleo Brasileiro SA ADR	2,900	118,842
Petroleo Brasileiro SP ADR	1,800	60,048
Polski Koncern Naftowy Orlen	12,763	106,070
PTT Exploration & Production	8,319	33,208
#Reliance Industries GDR 144A	979	83,424
Rosenfet Oil GDR	4,323	24,150
Sasol	873	30,554
Sasol ADR	700	24,374
SK Energy	1,404	112,888
Surgutneftegaz ADR	6,017	41,818
Tambang Batubara Bukit Asam	49,991	56,811
		1,442,318
Financials – 1.03%
†Alarko Gayrimenkul Yatirim Ortakligi	100	1,097
Banco Bradesco ADR	16,325	241,120
Bangkok Bank	36,000	118,345
†Bank Hapoalim	15,080	40,065
Bank Leumi Le-Israel	14,688	38,651
†Companhia Brasileira de Meios de Pagamento	7,200	61,937
Credicorp	1,050	61,110
†Grupo Financiero Galicia ADR	180,000	592,200
Hong Leong Bank	14,000	22,703
@Indiabulls Real Estate GDR	200	816
†@IRSA Inversiones y Representaciones GDR	11,575	55,444
Itau Unibanco Holding ADR	12,500	197,875
KB Financial Group ADR	11,125	370,574
KLCC Property Holdings	11,200	10,387
Sberbank	240,174	303,820
Standard Bank Group	6,860	78,880
Turkiye Is Bankasi Class C	33,232	97,909
†UEM Land Holdings	20,749	9,209
		2,302,142
Health Care – 0.13%
Teva Pharmaceutical Industries ADR	6,075	299,741
		299,741
Industrials – 0.11%
Alarko Holding	30,979	57,899
CJ	1,110	37,789
Evergreen Marine	54,000	26,869

†Gol Linhas Aereas Inteligentes ADR	3,850	21,830
Hyundai Elevator	141	7,311
Siam Cement NVDR	6,400	29,117
Sinotrans	16,000	3,634
SK Holdings	139	11,612
Walsin Lihwa	83,000	26,522
Yazicilar Holding Class A	2,877	12,602
		235,185
Information Technology – 0.47%
Infosys Technologies ADR	1,925	70,802
†LDK Solar ADR	1,175	13,254
LG Display ADR	700	8,743
Samsung Electronics	1,702	790,386
†Sina	3,250	95,810
†SK Communications	593	4,438
Taiwan Semiconductor Manufacturing	14,000	23,305
United Microelectronics	46,000	15,399
United Microelectronics ADR	8,600	22,704
		1,044,841
Materials – 0.65%
Aluminum Corporation of China ADR	1,400	32,676
ArcelorMittal South Africa	8,074	99,957
†Braskem ADR	19,875	146,280
†Cemex ADR	35,204	328,805
Cia de Minas Buenaventura ADR	2,750	66,083
Cia Siderurgica Nacional ADR	2,525	56,434
Formosa Chemicals & Fibre	15,000	22,550
Gold Fields ADR	6,675	80,434
Impala Platinum Holdings	1,398	30,890
Israel Chemicals	4,873	48,284
MMC Norilsk Nickel ADR	5,636	51,851
POSCO ADR	1,425	117,805
Usinas Siderurgicas de Minas Gerais	3,000	63,101
Vale ADR	14,925	263,128
†Votorantim Celulose e Papel ADR	2,800	29,988
		1,438,266
Telecommunications – 1.12%
America Movil ADR	8,900	344,608
China Telecom	260,000	129,498
Chunghwa Telecom ADR	43,454	861,692
KT ADR	7,850	112,726
Mobile Telesystems ADR	675	24,928
SK Telecom ADR	33,025	500,329
Telkom	1,704	8,390
Telkom ADR	1,550	31,062
Tim Participacoes ADR	1,475	25,709
Turkcell Iletisim Hizmet	1,500	8,323
Turkcell Iletisim Hizmet ADR	10,650	147,609
†Vodacom Group	40,220	298,235
		2,493,109
Utilities – 0.43%
AES Tiete	10,465	98,519
Centrais Eletricas Brasileiras	19,800	288,092
Cia Energetica de Minas Gerais ADR	1,375	18,480
Energias do Brasil	7,500	101,736
Huaneng Power International ADR	9,525	267,367
Korea Electric Power ADR	14,675	168,763
Tanjong	3,300	12,486
		955,443
Total Emerging Markets (cost $10,516,011)		11,347,682
Total Common Stock (cost $98,480,681)		103,129,174
Convertible Preferred Stock – 0.32%
Banking, Finance & Insurance – 0.06%
Nationwide Health Properties 7.75% exercise price $22.25, expiration date 12/31/49	1,050	129,124
		129,124
Basic Materials – 0.07%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.24, expiration date 5/1/10	2,000	159,500
		159,500

Energy – 0.02%
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		500	49,320
			49,320
Health Care & Pharmaceuticals – 0.10%
Inverness Medical Innovations Series B 3.00% exercise price $69.32, expiration date 12/31/49		187	41,682
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		130	111,981
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10		300	68,044
			221,707
Telecommunications – 0.07%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		3,000	143,063
			143,063
Total Convertible Preferred Stock (cost $546,874)			702,714

Exchange Traded Funds – 8.29%
ishares FTSE/Xinhua China 25 I		11,425	438,377
iShares MSCI EAFE Growth Index		374,200	17,284,298
iShares MSCI Emerging Markets Index		22,225	716,312
Total Exchange Traded Funds (cost $17,934,870)			18,438,987

		Principal
		Amount°
Agency Asset-Backed Securities – 0.04%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	71,703	55,432
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.649% 11/25/32		24,845	24,514
Total Agency Asset-Backed Securities (cost $95,977)			79,946

Agency Collateralized Mortgage Obligations – 1.33%
•Fannie Mae ACES Series 2006-M2 A2F 5.259% 5/25/20		230,000	238,552
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		65,072	70,864
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		80,209	86,609
Series 2003-32 PH 5.50% 3/25/32		120,000	125,156
Series 2003-122 aj 4.50% 2/25/28		73,325	74,819
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		113,398	120,751
Series 2004-W11 1A2 6.50% 5/25/44		123,956	133,233
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		64,814	67,149
Series 2512 PG 5.50% 10/15/22		180,000	187,304
Series 2557 WE 5.00% 1/15/18		220,000	234,083
Series 2662 MA 4.50% 10/15/31		133,496	136,243
Series 2694 QG 4.50% 1/15/29		225,000	232,019
Series 2872 GC 5.00% 11/15/29		200,000	209,774
Series 2890 PC 5.00% 7/15/30		380,000	398,643
Series 3022 MB 5.00% 12/15/28		165,000	171,768
Series 3131 MC 5.50% 4/15/33		145,000	151,657
Series 3337 PB 5.50% 7/15/30		170,000	176,112
◆Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43		139,135	147,831
Total Agency Collateralized Mortgage Obligations (cost $2,846,480)			2,962,567

Agency Mortgage-Backed Securities – 2.36%
Fannie Mae 6.50% 8/1/17		76,830	81,366
Fannie Mae Relocation 30 yr
5.00% 11/1/33		77,668	78,612
5.00% 1/1/34		134,904	136,543
5.00% 1/1/36		69,711	70,558
Fannie Mae S.F. 15 yr
5.00% 9/1/18		85,881	89,929
5.50% 6/1/22		53,186	55,734
Fannie Mae S.F. 30 yr
4.50% 6/1/38		108,717	108,642
5.00% 12/1/36		362,157	370,009
5.00% 12/1/37		104,244	106,309
5.00% 2/1/38		79,166	80,729
6.50% 9/1/36		37,420	39,917
6.50% 11/1/37		359,824	383,725
6.50% 8/1/38		415,028	442,573
7.50% 6/1/31		49,247	53,766
Fannie Mae S.F. 30 yr TBA 4.50% 7/1/39		2,070,000	2,065,470
•Freddie Mac ARM
5.164% 4/1/34		23,015	23,697
5.677% 7/1/36		104,883	109,697

Freddie Mac Relocation 30 yr 5.00% 9/1/33	404,645	409,054
Freddie Mac S.F. 15 yr
4.00% 2/1/14	166,425	169,460
5.00% 6/1/18	101,621	105,647
Freddie Mac S.F. 30 yr 7.00% 11/1/33	60,709	65,788
Freddie Mac S.F. 30 yr TBA 4.00% 7/1/39	175,000	169,613
GNMA I S.F. 30 yr 7.50% 9/15/31	19,468	21,315
Total Agency Mortgage-Backed Securities (cost $5,127,226)		5,238,153

Commercial Mortgage-Backed Securities – 2.18%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	100,000	91,000
Series 2007-1A D 5.957% 4/15/37	60,000	52,500
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.389% 6/10/39	155,000	139,842
Series 2004-4 A4 4.502% 7/10/42	175,000	165,368
•Series 2005-6 AM 5.179% 9/10/47	100,000	62,000
Series 2006-4 A4 5.634% 7/10/46	135,000	106,527
•Series 2007-3 A4 5.658% 6/10/49	100,000	70,765
•Series 2007-4 AM 5.812% 2/10/51	130,000	64,883
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	70,000	63,544
•Series 2005-PW10 A4 5.405% 12/11/40	130,000	115,647
•Series 2006-PW12 A4 5.719% 9/11/38	55,000	47,832
Series 2007-PW15 A4 5.331% 2/11/44	155,000	125,442
•Series 2007-PW16 A4 5.717% 6/11/40	150,000	123,102
•Series 2007-T28 A4 5.742% 9/11/42	235,000	193,923
◆Commercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	152,070	154,647
•Series 2005-C6 A5A 5.116% 6/10/44	185,000	150,725
Series 2006-C7 A2 5.69% 6/10/46	140,000	131,788
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.551% 2/15/39	75,000	67,634
#Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35	140,000	138,600
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	60,000	55,194
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	104,022	103,889
•Series 2004-GG2 A5 5.279% 8/10/38	175,000	161,253
•Series 2004-GG2 A6 5.396% 8/10/38	100,000	89,153
Series 2005-GG4 A4 4.761% 7/10/39	160,000	123,339
Series 2005-GG4 A4A 4.751% 7/10/39	220,000	186,771
@•#Series 2006-RR3 A1S 144A 5.66% 7/18/56	145,000	27,550
•Series 2007-GG10 A4 5.805% 8/10/45	65,000	49,119
Greenwich Capital Commercial Funding
Series 2004-GG1 A4 4.755% 6/10/36	60,000	60,241
•Series 2004-GG1 A7 5.317% 6/10/36	70,000	64,674
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	215,000	213,003
Series 2003-C1 A2 4.985% 1/12/37	162,000	151,191
•Series 2005-LDP5 A4 5.179% 12/15/44	140,000	118,355
Series 2006-LDP9 A2 5.134% 5/15/47	15,000	12,414
LB-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	8,335	8,397
Series 2002-C1 A4 6.462% 3/15/31	170,000	176,520
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.656% 5/12/39	255,000	233,292
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/11/41	145,000	130,811
Series 2007-IQ14 A4 5.692% 4/15/49	175,000	127,561
Series 2007-T27 A4 5.65% 6/13/42	305,000	255,915
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	195,000	176,067
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	105,000	96,708
Series 2006-C28 A2 5.50% 10/15/48	165,000	159,367
Total Commercial Mortgage-Backed Securities (cost $5,261,507)		4,846,553

Convertible Bonds – 1.15%
Banking, Finance & Insurance – 0.11%
National City 4.00% exercise price $482.51, expiration date 2/1/11	110,000	108,625
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	155,000	139,888
		248,513

Basic Materials – 0.08%
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	85,000	70,550
Rayonier TRS Holdings 3.75% exercise price $54.82, expiration date 10/15/12	105,000	100,800
		171,350
Building & Materials – 0.01%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	45,000	27,113
		27,113
Electronics & Electrical Equipment – 0.05%
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	110,000	104,363
		104,363
Energy – 0.11%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	220,000	136,125
Transocean 1.50% 12/15/37 exercise price $168.61, expiration date 12/15/37	120,000	110,550
		246,675
Health Care & Pharmaceuticals – 0.17%
Hologic 2.00% 12/15/37 exercise price $38.59, expiration date 12/15/37	145,000	103,675
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	200,000	185,249
•Wyeth 0.965% exercise price $60.09, expiration date 1/15/24	88,000	88,273
		377,197
Leisure, Lodging & Entertainment – 0.02%
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	40,000	43,250
		43,250
Real Estate – 0.15%
#Digital Realty Trust 144A 5.00% exercise price $43.00, expiration date 4/15/29	130,000	128,538
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 3/15/24	125,000	121,406
ProLogis 2.25% exercise price $59.75 expiration date 4/1/37	95,000	76,475
		326,419
Telecommunications – 0.38%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	139,000	112,590
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	50,000	44,625
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	215,000	166,356
Qwest Communications International 3.50% exercise price $5.23, expiration date 11/15/25	145,000	143,550
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	125,000	126,250
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	340,000	265,199
		858,570
Transportation – 0.07%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	210,000	150,413
		150,413
Total Convertible Bonds (cost $2,372,180)		2,553,863

Corporate Bonds– 23.95%
Banking – 3.65%
•BAC Capital Trust XIV 5.63% 12/31/49	132,000	66,034
Bank of America
5.125% 11/15/14	135,000	127,067
5.30% 3/15/17	220,000	186,941
5.65% 5/1/18	75,000	66,383
Barclays Bank
6.75% 5/22/19	365,000	362,641
#144A 6.05% 12/4/17	150,000	130,280
BB&T
4.90% 6/30/17	220,000	195,880
6.85% 4/30/19	440,000	458,401
BB&T Capital Trust I 5.85% 8/18/35	5,000	3,761
BB&T Capital Trust II 6.75% 6/7/36	5,000	4,011
Capital One Financial
6.15% 9/1/16	20,000	17,725
7.375% 5/23/14	125,000	129,029
Citigroup
6.125% 5/15/18	170,000	148,936
6.50% 8/19/13	600,000	583,344
8.50% 5/22/19	150,000	152,839
Credit Suisse New York 5.50% 5/1/14	400,000	416,014
GMAC
6.625% 5/15/12	5,000	4,073
6.875% 8/28/12	10,000	8,155
#144A 6.00% 12/15/11	15,000	12,975
#144A 6.625% 5/15/12	356,000	300,820
#144A 6.875% 9/15/11	124,000	109,740
#144A 6.875% 8/28/12	45,000	38,025

JPMorgan Chase 6.30% 4/23/19	480,000	483,671
JPMorgan Chase Capital XXV 6.80% 10/1/37	550,000	474,351
Morgan Stanley
5.30% 3/1/13	85,000	86,165
5.375% 10/15/15	290,000	284,530
6.25% 8/28/17	450,000	436,096
PNC Funding
5.25% 11/15/15	310,000	295,151
5.625% 2/1/17	330,000	306,295
@Popular North America Capital Trust I 6.564% 9/15/34	160,000	85,518
•#Rabobank Nederland 144A 11.00% 12/29/49	410,000	457,281
#Russian Agricultural Bank 144A 9.00% 6/11/14	138,000	140,070
U.S. Bank North America 4.80% 4/15/15	87,000	85,577
•USB Capital IX 6.189% 4/15/49	615,000	415,279
VTB Capital
#144A 6.875% 5/29/18	180,000	162,900
6.875% 5/29/18	100,000	92,000
Wachovia 5.75% 6/15/17	55,000	54,346
•Wells Fargo Capital XIII 7.70% 12/29/49	755,000	627,130
Zions Bancorp
5.50% 11/16/15	75,000	54,052
6.00% 9/15/15	80,000	57,268
		8,120,754
Basic Industry – 1.56%
ArcelorMittal
6.125% 6/1/18	415,000	363,722
9.85% 6/1/19	105,000	113,499
California Steel Industries 6.125% 3/15/14	27,000	22,950
#Compass Minerals International 144A 8.00% 6/1/19	80,000	79,700
Domtar 7.125% 8/15/15	50,000	42,000
Dow Chemical 8.55% 5/15/19	380,000	381,302
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	20,000	20,223
8.375% 4/1/17	190,000	191,694
Georgia-Pacific
7.70% 6/15/15	3,000	2,820
8.875% 5/15/31	5,000	4,350
#144A 7.00% 1/15/15	90,000	84,600
#144A 8.25% 5/1/16	45,000	43,875
#GTL Trade Finance 144A 7.25% 10/20/17	173,000	164,350
Huntsman International
7.375% 1/1/15	155,000	122,450
7.875% 11/15/14	25,000	19,938
Innophos 8.875% 8/15/14	185,000	170,200
@#Innophos Holding 144A 9.50% 4/15/12	5,000	4,400
Lubrizol 8.875% 2/1/19	320,000	372,379
#MacDermid 144A 9.50% 4/15/17	15,000	11,025
Nalco
8.875% 11/15/13	40,000	41,000
#144A 8.25% 5/15/17	125,000	126,250
•Noranda Aluminum Acquisition PIK 5.413% 5/15/15	35,184	19,571
Norske Skog Canada 8.625% 6/15/11	55,000	33,275
@Potlatch 12.50% 12/1/09	25,000	25,791
Reliance Steel & Aluminum 6.85% 11/15/36	210,000	120,611
Rockwood Specialties Group 7.50% 11/15/14	90,000	85,050
•Ryerson 8.403% 11/1/14	5,000	3,663
@#Sappi Papier Holding 144A 6.75% 6/15/12	110,000	73,788
Southern Copper 7.50% 7/27/35	187,000	169,529
Steel Dynamics
6.75% 4/1/15	50,000	44,750
#144A 8.25% 4/15/16	35,000	33,163
#Teck Resources 144A
10.25% 5/15/16	25,000	26,220
10.75% 5/15/19	135,000	145,349
US Steel 7.00% 2/1/18	30,000	26,102
@Vale Overseas 6.875% 11/21/36	194,000	184,689
#Vedanta Resources 144A 9.50% 7/18/18	100,000	83,500
		3,457,778

Brokerage – 0.77%
Goldman Sachs Group
5.25% 10/15/13	95,000	97,049
5.95% 1/18/18	213,000	206,941
6.15% 4/1/18	445,000	433,962
6.75% 10/1/37	180,000	160,488
7.50% 2/15/19	150,000	160,893
Jefferies Group
6.25% 1/15/36	55,000	38,041
6.45% 6/8/27	230,000	169,579
8.50% 7/15/19	60,000	59,617
LaBranche 11.00% 5/15/12	225,000	206,156
Lazard Group
6.85% 6/15/17	173,000	159,163
7.125% 5/15/15	32,000	29,434
		1,721,323
Capital Goods – 1.09%
Allied Waste North America
6.875% 6/1/17	30,000	29,745
7.125% 5/15/16	120,000	120,762
Anixter 10.00% 3/15/14	24,000	24,000
Associated Materials 9.75% 4/15/12	35,000	30,800
#BAE Systems Holdings 144A
4.95% 6/1/14	40,000	40,249
6.375% 6/1/19	175,000	179,246
Browning-Ferris Industries 7.40% 9/15/35	265,000	248,835
Building Materials 7.75% 8/1/14	70,000	62,650
#BWAY 144A 10.00% 4/15/14	50,000	50,125
Casella Waste Systems 9.75% 2/1/13	97,000	87,785
Celestica 7.625% 7/1/13	40,000	39,200
Crown Americas Capital 7.625% 11/15/13	90,000	88,200
#Crown Americas Capital II 144A 7.625% 5/15/17	65,000	63,050
Flextronics International 6.25% 11/15/14	45,000	42,300
Graham Packaging Capital 9.875% 10/15/14	175,000	163,625
Graphic Packaging International
8.50% 8/15/11	61,000	60,695
9.50% 8/15/13	85,000	81,600
#144A 9.50% 6/15/17	35,000	34,650
@Intertape Polymer 8.50% 8/1/14	5,000	2,231
L-3 Communications 6.125% 7/15/13	40,000	37,900
Moog 7.25% 6/15/18	5,000	4,700
#Owens-Brockway Glass Container 144A 7.375% 5/15/16	25,000	24,375
Owens Corning 6.50% 12/1/16	40,000	35,112
#Plastipak Holdings 144A 8.50% 12/15/15	60,000	54,075
Pregis 12.375% 10/15/13	10,000	7,500
RBS Global/Rexnord 11.75% 8/1/16	45,000	33,413
Rock-Tenn
9.25% 3/15/16	5,000	5,113
#144A 9.25% 3/15/16	50,000	51,125
Sanmina-SCI 8.125% 3/1/16	37,000	27,149
#Sealed Air 144A 7.875% 6/15/17	30,000	29,776
Solo Cup 8.50% 2/15/14	70,000	57,750
Thermadyne Holdings 10.00% 2/1/14	55,000	36,919
Tyco International Finance 8.50% 1/15/19	310,000	344,292
USG 6.30% 11/15/16	60,000	44,700
Waste Management
7.375% 8/1/10	40,000	41,693
7.375% 3/11/19	15,000	16,102
WMX Technologies 7.10% 8/1/26	135,000	127,513
		2,428,955
Consumer Cyclical – 2.07%
#Allison Transmission 144A 11.00% 11/1/15	75,000	59,625
Beazer Homes USA 8.625% 5/15/11	25,000	17,125
Carrols 9.00% 1/15/13	30,000	28,275
CVS Caremark 4.875% 9/15/14	155,000	157,495
#◆CVS Pass-Through Trust 144A 8.353% 7/10/31	405,000	407,024
Delta Air Lines
7.711% 9/18/11	30,000	25,200
7.92% 11/18/10	50,000	46,000
Denny's Holdings 10.00% 10/1/12	35,000	34,125

Dollar General PIK 11.875% 7/15/17	45,000	48,825
Ford Motor Credit
7.25% 10/25/11	225,000	194,709
7.375% 10/28/09	175,000	173,513
7.375% 2/1/11	20,000	18,112
8.625% 11/1/10	70,000	65,814
9.875% 8/10/11	40,000	37,019
Gaylord Entertainment
6.75% 11/15/14	60,000	45,150
8.00% 11/15/13	53,000	45,448
Global Cash Access 8.75% 3/15/12	70,000	65,100
Goodyear Tire & Rubber
7.857% 8/15/11	20,000	19,600
9.00% 7/1/15	30,000	29,850
10.50% 5/15/16	125,000	126,875
#Harrahs Operating Escrow 144A 11.25% 6/1/17	235,000	223,250
#Interface 144A 11.375% 11/1/13	10,000	10,400
#Invista 144A 9.25% 5/1/12	55,000	52,113
#Landry's Restaurants 144A 14.00% 8/15/11	40,000	38,200
Levi Strauss 9.75% 1/15/15	150,000	148,125
Macy's Retail Holdings
6.65% 7/15/24	185,000	122,764
8.875% 7/15/15	115,000	111,414
10.625% 11/1/10	32,000	32,632
Meritage Homes
6.25% 3/15/15	5,000	3,950
7.00% 5/1/14	70,000	57,750
MGM MIRAGE
7.50% 6/1/16	60,000	39,225
7.625% 1/15/17	70,000	45,675
#144A 11.125% 11/15/17	100,000	106,500
#144A13.00% 11/15/13	135,000	148,500
M/I Homes 6.875% 4/1/12	35,000	28,175
Mobile Mini 6.875% 5/1/15	42,000	35,175
Mohawk Industries 6.625% 1/15/16	30,000	26,691
New Albertsons 7.25% 5/1/13	10,000	9,650
Nordstrom
6.75% 6/1/14	220,000	228,929
7.00% 1/15/38	40,000	35,880
OSI Restaurant Partners 10.00% 6/15/15	38,000	26,125
Pinnacle Entertainment 7.50% 6/15/15	125,000	107,500
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	7,000	6,895
Ryland Group 8.40% 5/15/17	210,000	202,650
Sally Holdings 10.50% 11/15/16	125,000	124,375
#Sealy Mattress 144A 10.875% 4/15/16	20,000	21,050
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	60,000	36,300
#Speedway Motorsports 144A 8.75% 6/1/16	65,000	66,138
Target
4.00% 6/15/13	10,000	9,927
5.125% 1/15/13	150,000	159,017
6.50% 10/15/37	100,000	101,484
7.00% 1/15/38	200,000	213,850
Toys R Us 7.625% 8/1/11	80,000	74,400
VF 6.45% 11/1/37	110,000	104,714
Wynn Las Vegas 6.625% 12/1/14	90,000	79,650
Yum Brands 6.875% 11/15/37	115,000	116,282
		4,600,239
Consumer Non-Cyclical – 2.41%
Alliance Imaging 7.25% 12/15/12	50,000	48,750
Alliance One International
11.00% 5/15/12	25,000	26,250
#144A 10.00% 7/15/16	90,000	85,725
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19	285,000	312,223
8.20% 1/15/39	305,000	340,679
Bausch & Lomb 9.875% 11/1/15	34,000	32,640
Beckman Coulter
6.00% 6/1/15	240,000	251,752
7.00% 6/1/19	65,000	68,822
#Bio-Rad Laboratories 144A 8.00% 9/15/16	45,000	44,663

ConAgra Foods 5.875% 4/15/14	275,000	291,851
Constellation Brands
7.25% 9/1/16	65,000	60,450
8.125% 1/15/12	24,000	24,120
Cornell 10.75% 7/1/12	27,000	26,865
Cott Beverages USA 8.00% 12/15/11	32,000	29,920
Delhaize America 9.00% 4/15/31	331,000	402,874
Delhaize Group
5.875% 2/1/14	60,000	61,663
6.50% 6/15/17	107,000	109,434
#Dole Food 144A 13.875% 3/15/14	55,000	60,775
Dr Pepper Snapple Group 6.12% 5/1/13	65,000	67,348
Elan Finance 7.75% 11/15/11	5,000	4,650
Express Scripts
6.25% 6/15/14	340,000	360,138
7.25% 6/15/19	100,000	110,473
Hospira 6.40% 5/15/15	225,000	237,137
#Ingles Markets 144A 8.875% 5/15/17	45,000	44,438
Inverness Medical Innovations 9.00% 5/15/16	105,000	101,850
Jarden
7.50% 5/1/17	20,000	17,600
8.00% 5/1/16	95,000	90,963
#JBS USA Finance 144A 11.625% 5/1/14	77,000	73,150
JohnsonDiversey Holdings 10.67% 5/15/13	35,000	29,575
Kroger
6.80% 12/15/18	45,000	48,251
7.50% 1/15/14	235,000	263,213
LVB Acquisition
11.625% 10/15/17	60,000	59,100
PIK 10.375% 10/15/17	50,000	48,625
McKesson
6.50% 2/15/14	10,000	10,680
7.50% 2/15/19	335,000	377,919
Medco Health Solutions 7.125% 3/15/18	230,000	242,601
#M-Foods Holdings 144A 9.75% 10/1/13	25,000	24,188
National Beef Packing 10.50% 8/1/11	5,000	4,925
Psychiatric Solutions
7.75% 7/15/15	25,000	23,000
#144A 7.75% 7/15/15	105,000	96,600
Quest Diagnostics
5.45% 11/1/15	450,000	436,720
6.40% 7/1/17	20,000	20,444
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	5,000	4,219
8.03% 10/1/20	5,000	4,090
Smithfield Foods
7.75% 5/15/13	35,000	28,875
#144A 10.00% 7/15/14	95,000	94,288
Supervalu 8.00% 5/1/16	45,000	43,875
Tyson Foods
7.85% 4/1/16	10,000	9,693
#144A 10.50% 3/1/14	55,000	59,950
Universal Hospital Services PIK 8.50% 6/1/15	33,000	31,268
		5,349,302
Energy – 3.01%
AmeriGas Partners 7.125% 5/20/16	78,000	71,760
Anadarko Petroleum
6.95% 6/15/19	20,000	20,220
8.70% 3/15/19	210,000	235,641
Berry Petroleum 10.25% 6/1/14	45,000	45,675
Bill Barrett 9.875% 7/15/16	15,000	14,276
Chesapeake Energy
6.375% 6/15/15	38,000	34,010
6.625% 1/15/16	40,000	35,300
9.50% 2/15/15	310,000	313,875
Complete Production Services 8.00% 12/15/16	40,000	34,400
Copano Energy 7.75% 6/1/18	50,000	45,375
Denbury Resources
7.50% 4/1/13	35,000	33,600
9.75% 3/1/16	34,000	35,105

Dynegy Holdings 7.75% 6/1/19	144,000	112,860
El Paso
6.875% 6/15/14	55,000	51,603
7.00% 6/15/17	162,000	148,352
7.25% 6/1/18	45,000	41,773
Enbridge Energy Partners 9.875% 3/1/19	200,000	232,239
Energy Transfer Partners 9.70% 3/15/19	195,000	224,232
Enterprise Products Operating
5.00% 3/1/15	120,000	110,687
5.60% 10/15/14	80,000	82,312
6.30% 9/15/17	185,000	186,212
6.50% 1/31/19	100,000	101,810
Forest Oil
7.25% 6/15/19	65,000	58,500
7.75% 5/1/14	10,000	9,650
#Gaz Capital 144A 9.25% 4/23/19	139,000	140,216
Geophysique-Veritas
7.50% 5/15/15	40,000	36,900
7.75% 5/15/17	75,000	68,625
#Gulfstream Natural Gas System 144A 6.95% 6/1/16	110,000	115,353
#Helix Energy Solutions Group 144A 9.50% 1/15/16	65,000	59,638
#Hilcorp Energy Finance I 144A
7.75% 11/1/15	45,000	38,250
9.00% 6/1/16	45,000	39,375
#Holly 144A 9.875% 6/15/17	55,000	53,625
Husky Energy 5.90% 6/15/14	185,000	193,744
Inergy Finance
6.875% 12/15/14	49,000	44,835
#144A 8.75% 3/1/15	10,000	9,825
International Coal 10.25% 7/15/14	50,000	35,500
Key Energy Services 8.375% 12/1/14	70,000	62,125
Kinder Morgan Energy Partners
6.85% 2/15/20	365,000	374,832
9.00% 2/1/19	60,000	68,356
Mariner Energy 8.00% 5/15/17	45,000	37,575
MarkWest Energy Partners
8.50% 7/15/16	20,000	17,300
8.75% 4/15/18	62,000	53,940
Massey Energy 6.875% 12/15/13	280,000	257,600
Noble Energy 8.25% 3/1/19	275,000	313,413
OPTI Canada
7.875% 12/15/14	90,000	58,725
8.25% 12/15/14	62,000	41,230
Petrobras International Finance 7.875% 3/15/19	32,000	35,040
PetroHawk Energy
7.875% 6/1/15	5,000	4,650
9.125% 7/15/13	185,000	185,000
#144A 10.50% 8/1/14	20,000	20,550
Petroleum Development 12.00% 2/15/18	42,000	35,490
Plains All American Pipeline
6.50% 5/1/18	132,000	133,795
8.75% 5/1/19	275,000	312,584
#Power Sector Assets & Liabilities Management 144A 7.25% 5/27/19	100,000	101,250
Quicksilver Resources 11.75% 1/1/16	55,000	57,200
Range Resources
7.25% 5/1/18	5,000	4,700
8.00% 5/15/19	90,000	88,988
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	165,000	162,033
Regency Energy Partners
8.375% 12/15/13	10,000	9,700
#144A 9.375% 6/1/16	75,000	72,938
#SandRidge Energy 144A 9.875% 5/15/16	55,000	53,350
Talisman Energy 7.75% 6/1/19	365,000	405,057
Transcontinental Gas Pipe Line 6.40% 4/15/16	30,000	30,831
Weatherford International
5.15% 3/15/13	60,000	59,891
5.95% 6/15/12	75,000	78,360
7.00% 3/15/38	235,000	226,951
9.625% 3/1/19	30,000	35,350
9.875% 3/1/39	90,000	110,403
Whiting Petroleum 7.25% 5/1/13	83,000	79,058
		6,703,618

Financials – 1.28%
Capital One Bank USA 8.80% 7/15/19	250,000	255,828
Cardtronics
9.25% 8/15/13	45,000	40,500
9.25% 8/15/13	148,000	133,200
CIT Group
4.75% 12/15/10	15,000	11,779
5.40% 1/30/16	20,000	11,307
5.65% 2/13/17	185,000	104,520
5.85% 9/15/16	140,000	79,138
#144A 12.00% 12/18/18	65,000	30,566
FTI Consulting
7.625% 6/15/13	10,000	9,775
7.75% 10/1/16	40,000	38,400
General Electric Capital
5.625% 5/1/18	140,000	132,635
5.875% 1/14/38	655,000	519,922
6.875% 1/10/39	250,000	225,692
Host Hotels & Resorts
7.125% 11/1/13	20,000	18,900
#144A 9.00% 5/15/17	105,000	100,538
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	85,000	32,725
International Lease Finance
5.25% 1/10/13	20,000	15,132
5.35% 3/1/12	137,000	106,997
5.55% 9/5/12	75,000	58,308
5.625% 9/20/13	40,000	30,245
5.875% 5/1/13	165,000	125,078
6.375% 3/25/13	35,000	26,649
6.625% 11/15/13	240,000	184,893
Lender Processing Services 8.125% 7/1/16	52,000	51,220
@#Nuveen Investments 144A 10.50% 11/15/15	210,000	145,950
Regency Centers 5.875% 6/15/17	130,000	105,475
SLM 8.45% 6/15/18	255,000	218,471
Ventas Realty 6.50% 6/1/16	31,000	27,939
		2,841,782
Insurance – 0.96%
ACE INA Holdings 5.90% 6/15/19	185,000	185,781
•#Liberty Mutual Group 144A 10.75% 6/15/58	300,000	216,362
MetLife
6.40% 12/15/36	170,000	121,869
6.75% 6/1/16	305,000	310,932
6.817% 8/15/18	50,000	50,440
•#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	356,818
#Metropolitan Life Global Funding I 144A 5.125% 4/10/13	100,000	101,794
‡#◆Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	200,000	650
UnitedHealth Group
5.50% 11/15/12	250,000	258,907
5.80% 3/15/36	215,000	174,430
6.625% 11/15/37	100,000	89,928
WellPoint
5.00% 1/15/11	190,000	194,877
5.95% 12/15/34	97,000	78,310
		2,141,098
Media – 1.92%
Belo 6.75% 5/30/13	70,000	56,000
‡#Charter Communications Operating 144A
8.00% 4/30/12	30,000	29,025
8.375% 4/30/14	15,000	14,438
10.875% 9/15/14	315,000	327,599
Comcast
•1.439% 7/14/09	90,000	90,026
5.85% 11/15/15	119,000	123,485
6.30% 11/15/17	30,000	31,803
6.50% 1/15/15	119,000	126,368
#Cox Communications 144A
6.25% 6/1/18	165,000	163,382
8.375% 3/1/39	275,000	307,521

CSC Holdings
6.75% 4/15/12	20,000	19,400
#144A 8.50% 4/15/14	68,000	67,745
#144A 8.50% 6/15/15	5,000	4,938
DIRECTV Holdings 7.625% 5/15/16	45,000	43,988
EchoStar DBS 7.125% 2/1/16	120,000	112,500
#Expedia 144A 8.50% 7/1/16	5,000	4,825
Interpublic Group 6.25% 11/15/14	104,000	91,520
Lamar Media 6.625% 8/15/15	61,000	53,320
Mediacom Broadband 8.50% 10/15/15	30,000	27,150
Mediacom Capital 9.50% 1/15/13	45,000	43,088
Nielsen Finance
10.00% 8/1/14	90,000	85,613
#144A 11.50% 5/1/16	25,000	24,438
Quebecor Media 7.75% 3/15/16	5,000	4,556
#Rainbow National Services 144A 10.375% 9/1/14	95,000	98,919
#Terremark Worldwide 144A 12.00% 6/15/17	55,000	53,075
Time Warner Cable
6.75% 7/1/18	95,000	99,116
6.75% 6/15/39	385,000	375,898
7.50% 4/1/14	380,000	419,025
Time Warner Telecom Holdings 9.25% 2/15/14	95,000	94,763
#Univision Communications 144A 12.00% 7/1/14	175,000	172,813
Videotron
6.875% 1/15/14	140,000	130,200
9.125% 4/15/18	30,000	30,638
Visant Holding 8.75% 12/1/13	38,000	37,525
#Vivendi 144A 6.625% 4/4/18	450,000	453,766
WPP Finance UK 8.00% 9/15/14	445,000	452,383
		4,270,849
Services Non-Cyclical – 0.86%
ARAMARK 8.50% 2/1/15	228,000	222,300
Community Health Systems 8.875% 7/15/15	345,000	339,824
Corrections Corporation of America
6.25% 3/15/13	5,000	4,763
7.75% 6/1/17	105,000	103,950
#Erac USA Finance 144A 6.375% 10/15/17	10,000	9,043
HCA
6.50% 2/15/16	10,000	8,125
9.25% 11/15/16	440,000	434,499
•HealthSouth 7.218% 6/15/14	40,000	36,700
Hertz
8.875% 1/1/14	25,000	23,125
10.50% 1/1/16	81,000	72,495
Iron Mountain
6.625% 1/1/16	5,000	4,500
8.00% 6/15/20	160,000	149,600
8.75% 7/15/18	25,000	24,750
RSC Equipment Rental
9.50% 12/1/14	37,000	29,878
#144A 10.00% 7/15/17	80,000	77,900
Select Medical 7.625% 2/1/15	145,000	118,538
Tenet Healthcare 7.375% 2/1/13	145,000	131,225
•US Oncology Holdings PIK 6.904% 3/15/12	130,000	110,175
		1,901,390
Technology – 0.25%
Amkor Technology 7.75% 5/15/13	25,000	23,031
Avago Technologies Finance 10.125% 12/1/13	33,000	33,825
National Semiconductor 6.60% 6/15/17	19,000	16,643
Oracle 3.75% 7/8/14	135,000	135,000
SunGard Data Systems
9.125% 8/15/13	96,000	91,200
10.25% 8/15/15	61,000	56,654
Xerox 8.25% 5/15/14	200,000	208,179
		564,532
Telecommunications – 2.78%
=@‡Allegiance Telecom 11.75% 2/15/08	15,000	0
America Movil 5.625% 11/15/17	112,000	110,029
American Tower
7.00% 10/15/17	40,000	38,900
7.125% 10/15/12	20,000	20,225

AT&T 6.55% 2/15/39	65,000	65,096
AT&T Wireless 8.125% 5/1/12	355,000	397,704
Cincinnati Bell 7.00% 2/15/15	35,000	31,500
Citizens Communications
6.25% 1/15/13	60,000	55,500
7.125% 3/15/19	159,000	136,343
Cricket Communications
9.375% 11/1/14	145,000	143,550
#144A 7.75% 5/15/16	35,000	33,863
Crown Castle International 9.00% 1/15/15	145,000	148,263
Deutsche Telekom International Finance
4.875% 7/8/14	180,000	181,366
5.25% 7/22/13	175,000	179,911
6.00% 7/8/19	135,000	136,456
#DigitalGlobe 144A 10.50% 5/1/14	15,000	15,600
GCI 7.25% 2/15/14	35,000	32,113
Hughes Network Systems 9.50% 4/15/14	107,000	104,860
Inmarsat Finance 10.375% 11/15/12	62,000	64,480
Intelsat Jackson Holdings 11.25% 6/15/16	205,000	210,125
#Intelsat Subsidiary Holdings 144A 8.875% 1/15/15	165,000	160,050
Lucent Technologies 6.45% 3/15/29	50,000	28,625
MetroPCS Wireless 9.25% 11/1/14	154,000	153,808
Nextel Communications 7.375% 8/1/15	200,000	160,500
#Nordic Telephone Holdings 144A 8.875% 5/1/16	90,000	87,300
#PAETEC Holding 144A 8.875% 6/30/17	60,000	56,700
Qwest
7.50% 10/1/14	10,000	9,588
#144A 8.375% 5/1/16	45,000	43,650
Qwest Communications International 7.50% 2/15/14	10,000	9,175
Rogers Communications
6.80% 8/15/18	220,000	236,248
8.00% 12/15/12	110,000	113,850
Sprint Capital 8.375% 3/15/12	55,000	54,450
Sprint Nextel 6.00% 12/1/16	265,000	217,962
Telecom Italia Capital
4.00% 1/15/10	85,000	85,419
4.95% 9/30/14	340,000	325,856
5.25% 10/1/15	110,000	106,326
6.20% 7/18/11	110,000	113,926
7.175% 6/18/19	110,000	111,703
Telefonica Emisiones 4.949% 1/15/15	400,000	407,069
#Telesat Canada 144A
11.00% 11/1/15	155,000	159,650
12.50% 11/1/17	25,000	24,750
Verizon Communications
5.50% 2/15/18	180,000	179,063
6.10% 4/15/18	110,000	113,024
6.35% 4/1/19	153,000	159,454
#Verizon Wireless Capital 144A 5.55% 2/1/14	170,000	180,659
Virgin Media Finance 8.75% 4/15/14	110,000	107,800
Vodafone Group
5.00% 12/16/13	10,000	10,381
5.00% 9/15/15	60,000	60,326
5.375% 1/30/15	470,000	479,987
Windstream 8.125% 8/1/13	119,000	115,728
		6,178,911
Transportation – 0.27%
CSX
5.75% 3/15/13	60,000	61,572
6.25% 3/15/18	125,000	126,279
7.375% 2/1/19	115,000	125,111
7.45% 4/1/38	145,000	157,490
7.90% 5/1/17	50,000	55,369
Kansas City Southern Railway 13.00% 12/15/13	65,000	71,825
		597,646
Utilities – 1.07%
AES
8.00% 10/15/17	40,000	37,400
8.00% 6/1/20	190,000	171,475
#144A 8.75% 5/15/13	16,000	16,320

Ameren 8.875% 5/15/14	50,000	51,657
#Calpine Construction Finance 144A 8.00% 6/1/16	105,000	101,063
Commonwealth Edison 6.15% 9/15/17	150,000	156,086
Edison Mission Energy
7.00% 5/15/17	35,000	27,038
7.20% 5/15/19	70,000	52,500
Illinois Power
6.125% 11/15/17	275,000	267,609
9.75% 11/15/18	90,000	103,782
Indiana Michigan Power 7.00% 3/15/19	160,000	172,269
Ipalco Enterprises Inc 8.625% 11/14/11	40,000	40,400
Jersey Central Power & Light 7.35% 2/1/19	230,000	253,294
#Kansas Gas & Electric 144A 6.70% 6/15/19	75,000	78,908
Midwest Generation 8.30% 7/2/09	2,738	2,725
Mirant North America 7.375% 12/31/13	75,000	72,375
NRG Energy
7.25% 2/1/14	60,000	58,350
7.375% 2/1/16	120,000	113,850
7.375% 1/15/17	15,000	14,175
Orion Power Holdings 12.00% 5/1/10	10,000	10,400
Pacificorp 5.25% 6/15/35	35,000	33,388
PPL Electric Utilities 7.125% 11/30/13	150,000	168,520
RRI Energy 6.75% 12/15/14	91,000	88,156
Sempra Energy 6.50% 6/1/16	200,000	209,058
Texas Competitive Electric Holdings 10.25% 11/1/15	130,000	81,575
		2,382,373
Total Corporate Bonds (cost $51,107,157)		53,260,550

Foreign Agencies – 0.17%Δ
Germany – 0.10%
KFW 4.875% 6/17/19	225,000	233,603
		233,603
Republic of Korea – 0.07%
Korea Development Bank 5.30% 1/17/13	150,000	148,300
		148,300
Total Foreign Agencies (cost $375,260)		381,903

Municipal Bonds – 0.32%
California State Taxable Bond (Various Purposes) 7.55% 4/1/39	385,000	353,034
Oregon State Taxable Pension 5.892% 6/1/27	200,000	193,106
•Puerto Rico Sales Tax Financing Sales Tax Revenue First Subordinate Series B 5.00% 8/1/39	155,000	156,889
Total Municipal Bonds (cost $747,268)		703,029

Non-Agency Asset-Backed Securities – 3.46%
•Bank of America Credit Card Trust Series 2006-A10 A10 0.30% 2/15/12	1,150,000	1,148,880
#Cabela's Master Credit Card Trust 2008-1A A1 144A 4.31% 12/16/13	250,000	253,078
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	242,294	246,720
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	190,000	195,560
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	48,423	49,435
Series 2008-A A3 4.94% 4/25/14	150,000	150,040
@#Cendant Timeshare Receivables Funding 2004-1A A1 144A 3.67% 5/20/16	30,131	24,191
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	170,000	175,707
Series 2005-A10 A10 4.65% 12/17/12	35,000	36,142
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	225,000	223,896
•Series 2007-A6 A6 1.13% 7/12/12	2,000,000	1,979,616
CNH Equipment Trust
•Series 2007-A A4 0.359% 9/17/12	24,204	23,476
•Series 2007-B A3B 0.92% 10/17/11	55,067	55,012
Series 2008-AA3 4.12% 5/15/12	60,000	60,613
Series 2008-A A4A 4.93% 8/15/14	170,000	167,005
Series 2008-B A3A 4.78% 7/16/12	100,000	101,471
•Countrywide Asset-Backed Certificates
@Series 2006-11 1AF3 6.05% 9/25/46	45,000	20,058
Series 2006-15 A3 5.689% 10/25/46	25,000	10,813
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	89	0

Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	175,000	179,224
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	205,000	205,381
Series 2008-A4 A4 5.65% 12/15/15	200,000	207,921
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	290,000	262,085
•#Golden Credit Card Trust Series 2008-3 A 144A 1.32% 7/15/17	175,000	166,359
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	52,614	53,936
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	48,837	49,896
Series 2008-A A3 4.93% 12/17/12	115,000	117,289
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	190,000	192,764
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.36% 11/15/12	95,000	94,131
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.47% 3/25/37	425,000	134,173
Mid-State Trust
Series 11 A1 4.864% 7/15/38	90,702	49,105
Series 2004-1 A 6.005% 8/15/37	44,882	33,401
#Series 2006-1 A 144A 5.787% 10/15/40	68,981	45,788
PRenaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	95,000	42,131
•Residential Asset Securities Series 2006-KS3 AI3 0.48% 4/25/36	704,309	533,410
RSB Bondco Series 2007-A A2 5.72% 4/1/18	170,000	181,346
PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	133,828	106,325
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	110,000	111,346
Total Non-Agency Asset-Backed Securities (cost $8,291,309)		7,687,724

Non-Agency Collateralized Mortgage Obligations – 2.45%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	23,694	18,617
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	281,029	259,908
Series 2004-10 1CB1 6.00% 11/25/34	30,200	24,608
Series 2005-3 2A1 5.50% 4/25/20	147,173	133,422
Series 2005-5 2CB1 6.00% 6/25/35	152,187	110,312
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	141,405	124,746
@•Series 2006-H 1A2 4.518% 9/20/46	8,671	1,960
Bank of America Mortgage Securities
•Series 2003-D 1A2 3.718% 5/25/33	813	526
Series 2005-9 2A1 4.75% 10/25/20	222,810	212,714
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	315,186	313,511
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	51,308	44,975
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 6.015% 8/25/37	175,437	90,711
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	87,540	67,830
P•Series 2005-63 3A1 5.888% 11/25/35	255,908	143,343
◆Countrywide Home Loan Mortgage Pass Through Trust
@•Series 2004-12 1M 4.030% 8/25/34	608,928	89,616
@•Series 2004-HYB4 M 4.11% 9/20/34	70,057	40,155
Series 2006-1 A2 6.00% 3/25/36	117,368	92,116
@Series 2006-1 A3 6.00% 3/25/36	48,328	12,799
@Series 2006-17 A5 6.00% 12/25/36	67,062	58,892
P•Series 2006-HYB3 3A1A 6.046% 5/20/36	216,134	120,920
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	55,153	46,052
Series 2004-1 3A1 7.00% 2/25/34	32,705	30,579
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	59,453	60,549
•Series 2004-AR5 4A1 5.705% 10/25/34	145,017	111,558
•Series 2007-AR2 1A1 5.843% 8/25/37	104,087	61,276
•Series 2007-AR3 2A2 6.29% 11/25/37	27,404	16,606
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	54,398	53,350
•Series 1999-3 A 8.00% 8/19/29	80,640	81,031
Series 2005-RP1 1A3 8.00% 1/25/35	102,557	86,824
Series 2005-RP1 1A4 8.50% 1/25/35	48,496	42,349
@GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	160,862	79,601
Lehman Mortgage Trust Series 2006-1 3A3 5.50% 2/25/36	202,624	156,926
MASTR Alternative Loans Trust Series 2003-6 3A1 8.00% 9/25/33	24,669	24,005
•MASTR ARM Trust
Series 2003-6 1A2 5.70% 12/25/33	36,942	31,817
Series 2005-1 B1 4.921% 3/25/35	259,904	25,972
Series 2005-6 7A1 5.34% 6/25/35	154,191	94,898

#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		150,439	160,735
Series 2005-2 1A4 8.00% 5/25/35		127,570	115,135
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		79,857	51,907
•MLCC Mortgage Investors Series 2004-HB1 A1 0.67% 4/25/29		214,588	110,047
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		66,169	59,211
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		13,101	13,090
Series 2004-SL4 A3 6.50% 7/25/32		81,376	74,446
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.04% 9/25/36		182,464	118,403
•Structured ARM Loan Trust
Series 2004-3AC A2 3.982% 3/25/34		179,519	145,955
Series 2006-5 5A4 5.436% 6/25/36		98,878	23,475
Structured Asset Securities
•Series 2002-22H 1A 6.931% 11/25/32		45,095	37,364
Series 2004-12H 1A 6.00% 5/25/34		146,595	102,187
•Series 2005-6 B2 5.332% 5/25/35		94,120	15,747
◆Washington Mutual Alternative Mortgage Pass Through Certificates Series 2005-9 3CB 5.50% 10/25/20		211,004	157,528
•◆Washington Mutual Mortgage Pass Through Certificates
Series 2006-AR10 1A1 5.928% 9/25/36		220,860	142,108
Series 2007-HY1 1A1 5.687% 2/25/37		173,479	96,821
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 3.954% 9/25/34		41,862	37,141
Series 2005-12 1A7 5.50% 11/25/35		318,258	233,025
Series 2005-17 1A2 5.50% 1/25/36		245,062	154,925
•Series 2005-AR16 2A1 4.439% 10/25/35		9,244	8,135
•Series 2005-AR16 6A4 5.001% 10/25/35		316,874	128,977
Series 2006-1 A3 5.00% 3/25/21		23,123	20,919
Series 2006-4 2A3 5.75% 4/25/36		89,104	26,272
•Series 2006-AR5 2A1 5.537% 4/25/36		27,651	17,944
•Series 2006-AR10 5A1 5.594% 7/25/36		203,552	129,378
•Series 2006-AR11 A7 5.508% 8/25/36		219,079	62,522
•Series 2006-AR14 2A4 6.077% 10/25/36		113,981	31,796
Series 2007-8 2A6 6.00% 7/25/37		65,000	41,730
Series 2007-13 A7 6.00% 9/25/37		208,770	176,378
Total Non-Agency Collateralized Mortgage Obligations (cost $7,961,829)			5,458,375

Sovereign Debt – 1.11%Δ
Brazil – 0.38%
#Banco Nacional de Desenvolvime Economico e Social 144A 6.50% 6/10/19	USD	135,000	135,945
Republic of Brazil
5.875% 1/15/19		100,000	101,400
12.50% 1/5/16	BRL	1,070,000	609,088
			846,433
Colombia – 0.07%
Republic of Colombia 7.375% 3/18/19	USD	136,000	145,860
			145,860
Indonesia – 0.26%
Indonesia Government 10.75% 5/15/16	IDR	3,164,000,000	318,335
#Republic of Indonesia 144A 6.875% 1/17/18		274,000	263,725
			582,060
Mexico – 0.32%
Mexican Bonos 10.00% 11/20/36	MXN	7,588,600	637,458
United Mexican States 5.95% 3/19/19	USD	70,000	71,050
			708,508
Russia – 0.04%
Russian Eurobond 7.50% 3/31/30		101,760	101,200
			101,200
Turkey – 0.04%
Republic of Turkey 11.875% 1/15/30		53,000	81,090
			81,090
Total Sovereign Debt (cost $2,389,757)			2,465,151

Supranational Banks – 0.33%
European Investment Bank
3.125% 6/4/14		95,000	95,308
6.00% 8/14/13	AUD	438,000	354,988
6.25% 4/15/14	GBP	97,000	178,204
11.25% 2/14/13	BRL	220,000	115,944
Total Supranational Banks (cost $722,485)			744,444

U.S. Treasury Obligations – 1.61%
U.S. Treasury Bill 0.08% 7/23/09		1,912,994	1,912,887
U.S. Treasury Notes
2.625% 6/30/14		645,000	647,221
¥3.125% 5/15/19		1,055,000	1,020,716
Total U.S. Treasury Obligations (cost $3,564,286)			3,580,824

		Number of
		Shares
Preferred Stock – 0.14%
Braskem Class A		1,873	6,856
•PNC Funding 8.25%		245,000	205,732
@Transneft		194	98,940
Total Preferred Stock (cost $317,833)			311,528

		Principal
		Amount°
≠Discounted Commercial Paper – 1.70%
Abbott Laboratories 0.19% 7/6/09	USD	500,000	499,981
Bank of Nova Scotia 0.30% 7/8/09		500,000	499,977
ConocoPhillips 0.35% 9/15/09		400,000	399,726
Cornell University 0.35% 11/18/09		250,000	249,658
General Re 0.235% 8/7/09		450,000	449,857
JPMorgan Chase Funding 0.601% 8/17/09		399,000	398,828
L'Oreal USA 0.30% 7/17/09		500,000	499,947
National Rural Utilities 0.29% 8/24/09		250,000	249,845
University of California 0.30% 9/17/09		525,000	524,653
Total Discounted Commercial Paper (cost $3,772,384)			3,772,472

≠Discount Note – 3.51%
Federal Home Loan Bank 0.01% 7/1/09		7,797,179	7,797,179
Total Discount Note (cost $7,797,179)			7,797,179

Total Value of Securities Before Securities Lending Collateral – 100.80%
(cost $219,712,540)			224,115,136

		Number of
		Shares
Securities Lending Collateral* – 0.00%
Investment Companies
†Mellon GSL Reinvestment Trust II		50,338	5
Total Securities Lending Collateral (cost $50,338)			5

Total Value of Securities – 100.80%
(cost $219,762,878)			224,115,141
Liabilities Net of Receivables and Other Assets (See Notes) – (0.80%)			(1,772,026)
Net Assets Applicable to 25,798,601 Shares Outstanding – 100.00%			$222,343,115

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
HKD – Hong Kong Dollar
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

†Non income producing security.
*See Note 4 in “Notes.”
ΔSecurities have been classified by country of origin.

¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of June 30, 2009.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $13,213,599, which represented 5.94% of the Portfolio’s net assets. See Note 5 in "Notes."
@Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $1,847,166, which represented 0.83% of the Portfolio's net assets. See Note 5 in "Notes."
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2009, the aggregate amount of restricted securities was $412,719 or 0.19% of the Portfolio's net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At June 30, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”
‡Non income producing security. Security is currently in default.
≠The rate shown is the effective yield at the time of purchase.
§ Developing Market – countries that are thought to be most developed and therefore less risky.
X Emerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ACES – Automatic Common Exchange Security
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
GSMPS – Goldman Sachs Reperforming Mortgage Securities Inc.
MASTR – Mortgage Asset Securitization Transactions, Inc.
NVDR – Non Voting Depositary Receipts
PIK – Pay-in-Kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts, financial futures contract and swap contract were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	765,607	USD	(608,811)	7/31/09	$6,147
BRL	108,000	USD	(55,976)	7/1/09	(839)
BRL	1,334,762	USD	(660,120)	8/31/09	21,315
CAD	145,270	USD	(125,000)	7/31/09	(75)
CAD	782,572	USD	(684,222)	7/31/09	(11,250)
GBP	329,032	USD	(541,241)	7/31/09	(64)
HKD	(87,211)	USD	11,253	7/3/09	(1)
KRW	220,648,200	USD	(177,000)	7/31/09	(3,582)
NOK	7,470,342	USD	(1,156,436)	7/31/09	3,795
NZD	433,452	USD	(276,065)	7/31/09	2,748
NZD	591,721	USD	(377,707)	7/31/09	2,911
PLN	1,479,311	USD	(455,131)	7/31/09	9,768
SEK	4,857,046	USD	(609,401)	7/31/09	19,969
TRY	549,536	USD	(352,266)	7/31/09	1,485
					$52,327

Financial Futures Contract2

Contracts	Notional	Notional		Unrealized
to Sell	Proceeds	Value	Expiration Date	Depreciation
(43) U.S. Treasury 10 yr Notes	$(4,999,000)	$(4,999,422)	9/21/09	$(422)

Swap Contract3

Credit Default Swap Contract

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Appreciation
Protection Sold:
Barclays
CDX.NA.HY.12	$1,728,000	5.00%	6/20/14	$76,814

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1, 2, 3 See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Foundation Funds – Delaware Moderate Allocation Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swaps are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$221,968,209
Aggregate unrealized appreciation	11,093,027
Aggregate unrealized depreciation	(8,946,095)
Net unrealized appreciation	$2,146,932

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$25,571,032	$702,286	$26,273,318
Common Stock	103,123,696	5,478	-	103,129,174
Corporate Debt	-	55,693,526	407,025	56,100,551
Foreign Debt	-	3,892,130	115,944	4,008,074
Investment Companies	18,438,987	-	-	18,438,987
Municipal Bonds	-	703,029	-	703,029
U.S. Treasury Obligations	3,580,824	-	-	3,580,824
Securities Lending Collateral	-	-	5	5
Short-Term	-	11,569,651	-	11,569,651
Other	105,796	205,732	-	311,528
Total	$125,249,303	$97,640,578	$1,225,260	$224,115,141

Derivatives	$-	$128,719	$-	$128,719

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Agency, Asset-Backed
		Corporate	Foreign	& Other Mortgage-Backed	Securities Lending
	Total	Debt	Debt	Securities	Collateral
Balance as of 9/30/08	$-	$-	$-	$-	$-
Net purchases, sales, and settlements	499,600	405,000	94,600	-	-
Net change in unrealized
appreciation/depreciation	(71,532)	2,025	21,344	(44,568)	(50,333)
Net transfers in and/or out of Level 3	797,192	-	-	746,854	50,338
Balance as of 6/30/09	$1,225,260	$407,025	$115,944	$702,286	$5

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(71,532)	$2,025	$21,344	$(44,568)	$(50,333)

3. Derivatives

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Financial Futures Contracts – The Portfolio may use futures in the normal course of pursuing its investment objectives. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended June 30, 2009, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

As the seller of protection in a CDS contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). As the seller of protection, the Portfolio would have credit exposure to the reference security (or basket of securities). The Portfolio will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities). At June 30, 2009, the notional amount of protection sold by the Portfolio totaled $1,728,000 (0.78% of net assets), which reflects the maximum potential amount the Portfolio could be required to pay under such contracts. See the schedule of investments for a description of swap contracts outstanding.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of June 30, 2009.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Portfolio’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Fund Merger
On November 19, 2008, the Board for Delaware Balanced Fund (the Reorganizing Fund) approved a proposal to reorganize the Reorganizing Fund with and into Delaware Moderate Allocation Portfolio (the Acquiring Fund). The Board responsible for the Acquiring Fund also approved the reorganization. Effective as of the close of business on December 8, 2008, the Reorganizing Fund was closed to new investors. The merger was approved by a majority of the Reorganizing Fund’s shareholders and was effected April 17, 2009.

7. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

On August 19, 2009, the Board of Trustees of Delaware Group Foundation Funds approved changing the name of the Fund to Delaware Foundation Moderate Allocation Fund. The change will be effective October 19, 2009.

Schedule of Investments (Unaudited)

Delaware Conservative Allocation Portfolio

June 30, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 30.00%
U.S. Markets – 18.07%
Consumer Discretionary – 1.55%
†Aeropostale	275	$9,424
American Eagle Outfitters	1,170	16,579
†Bally Technologies	420	12,566
†Buffalo Wild Wings	205	6,667
Burger King Holdings	1,140	19,688
Cablevision Systems Class A	150	2,912
†CEC Entertainment	215	6,338
†Citi Trends	240	6,211
CKE Restaurants	1,175	9,964
DeVry	260	13,010
†DIRECTV Group	250	6,178
Gap	5,300	86,920
†G-III Apparel Group	310	3,562
Guess	245	6,316
†Gymboree	260	9,225
†Hibbett Sports	370	6,660
†Jack in the Box	575	12,909
†Jarden	1,270	23,813
†Jo-Ann Stores	290	5,994
†Lincoln Education Services	485	10,151
†Marvel Entertainment	410	14,592
Mattel	5,700	91,484
McDonald's	660	37,943
National CineMedia	495	6,811
NIKE Class B	1,720	89,061
†Papa John's International	295	7,313
Phillips-Van Heusen	235	6,742
Staples	4,100	82,697
Tanger Factory Outlet Centers	225	7,297
Time Warner Cable	720	22,802
†Tractor Supply	175	7,231
†Ulta Salon Cosmetics & Fragrance	1,205	13,400
†Urban Outfitters	970	20,244
†Viacom Class B	630	14,301
Weight Watchers International	2,000	51,540
†WMS Industries	195	6,144
		754,689
Consumer Staples – 2.03%
Archer-Daniels-Midland	4,250	113,773
Bunge	175	10,544
Casey's General Stores	390	10,019
†Chattem	215	14,642
Colgate-Palmolive	350	24,759
CVS Caremark	3,760	119,830
Heinz (H.J.)	2,300	82,110
Kimberly-Clark	1,600	83,888
Kraft Foods Class A	3,273	82,938
Lance	175	4,048
PepsiCo	830	45,617
Philip Morris International	250	10,905
Procter & Gamble	2,690	137,458
Safeway	4,600	93,702
†Smart Balance	865	5,891
Smucker (J.M.)	360	17,518
†Susser Holdings	350	3,917
Walgreen	2,700	79,380
Wal-Mart Stores	990	47,956
		988,895
Energy – 1.44%
Arch Coal	590	9,068
Berry Petroleum Class A	305	5,670
†Bristow Group	215	6,370
†Carrizo Oil & Gas	630	10,805
Chevron	1,720	113,950
ConocoPhillips	2,575	108,305
EOG Resources	1,545	104,936
EQT	510	17,804
†EXCO Resources	545	7,041
Exxon Mobil	1,450	101,370
Lufkin Industries	210	8,831

Marathon Oil	2,800	84,364
Massey Energy	410	8,011
†National Oilwell Varco	510	16,657
Occidental Petroleum	490	32,247
Penn Virginia	470	7,694
Schlumberger	669	36,200
St. Mary Land & Exploration	690	14,400
†Willbros Group	650	8,132
		701,855
Financials – 2.13%
Alexandria Real Estate Equities	150	5,369
Allstate	3,300	80,520
Apollo Investment	1,160	6,960
Bank of New York Mellon	6,140	179,962
Berkley (W.R.)	610	13,097
Blackstone Group	1,000	10,540
Capital One Financial	700	15,316
@†Cardtronics	1,200	4,572
City Holding	285	8,653
CME Group	300	93,333
Dime Community Bancshares	880	8,017
Eastgroup Properties	210	6,934
First Commonwealth Financial	675	4,280
First Niagara Financial Group	895	10,221
Goldman Sachs Group	250	36,860
Hanover Insurance Group	400	15,244
Harleysville Group	240	6,773
Home Properties	350	11,935
Host Hotels & Resorts	880	7,383
Independent Bank	400	7,880
†IntercontinentalExchange	1,050	119,951
JPMorgan Chase	1,560	53,212
†Nasdaq OMX Group	950	20,245
optionsXpress Holdings	665	10,327
PNC Financial Services Group	290	11,255
†ProAssurance	255	11,784
Prosperity Bancshares	265	7,905
Protective Life	562	6,429
Provident Finance	750	6,825
Prudential Financial	350	13,027
†RiskMetrics Group	465	8,212
RLI	190	8,512
Senior Housing Properties Trust	620	10,118
Simon Property Group	173	8,897
Smithtown Bancorp	235	3,006
Sovran Self Storage	355	8,733
TCF Financial	510	6,819
†Texas Capital Bancshares	580	8,973
Travelers	2,570	105,473
Trustmark	480	9,274
U.S. Bancorp	1,020	18,278
Washington Federal	555	7,215
Webster Financial	440	3,542
Wells Fargo	1,600	38,816
		1,040,677
Health Care – 3.09%
Abbott Laboratories	720	33,869
†Align Technology	630	6,678
†Alkermes	980	10,604
Allergan	2,000	95,160
†Alliance Imaging	555	4,068
†Amgen	510	26,999
†AMN Healthcare Services	805	5,136
†Bio-Rad Laboratories Class A	125	9,435
Bristol-Myers Squibb	4,000	81,240
Cardinal Health	2,300	70,265
†Catalyst Health Solutions	415	10,350
†Celera	960	7,325
†Celgene	270	12,917
†Conmed	515	7,993
†Cryolife	600	3,324
†Dionex	210	12,816
†Express Scripts	440	30,250
†Gen-Probe	300	12,894
†Gilead Sciences	2,160	101,174
†Hologic	1,140	16,222
†Intuitive Surgical	150	24,549
Johnson & Johnson	2,560	145,407
†Medarex	1,575	13,151
†Medco Health Solutions	1,800	82,098
Medtronic	750	26,168
Merck	3,840	107,366
†Merit Medical Systems	420	6,846

†Noven Pharmaceuticals	880	12,584
†Odyssey HealthCare	500	5,140
†Onyx Pharmaceuticals	400	11,304
†OSI Pharmaceuticals	290	8,187
Pfizer	5,300	79,500
†Pharmerica	210	4,122
†Psychiatric Solutions	490	11,143
Quest Diagnostics	1,600	90,288
†Quidel	410	5,970
†Regeneron Pharmaceuticals	485	8,691
†Res-Care	505	7,222
†SonoSite	300	6,018
†Sun Healthcare Group	965	8,145
†Thermo Fisher Scientific	440	17,939
†United Therapeutics	115	9,583
UnitedHealth Group	4,470	111,661
†Vertex Pharmaceuticals	370	13,187
West Pharmaceutical Services	270	9,410
Wyeth	2,780	126,183
		1,510,581
Industrials – 1.58%
AAON	570	11,354
Acuity Brands	370	10,379
Administaff	360	8,377
American Ecology	375	6,720
Applied Industrial Technologies	420	8,274
Barnes Group	415	4,934
†BWAY	300	5,259
†Chart Industries	665	12,090
†Columbus McKinnon	570	7,211
†CRA International	250	6,940
Deere	300	11,985
†DynCorp International Class A	585	9,822
†ESCO Technologies	140	6,272
Expeditors International Washington	2,400	80,016
Fluor	420	21,542
†FTI Consulting	180	9,130
General Electric	2,540	29,769
Goodrich	560	27,983
†GrafTech International	1,175	13,289
Granite Construction	325	10,816
†Graphic Packaging Holding	763	1,396
Healthcare Services Group	510	9,119
Honeywell International	420	13,188
†Hub Group Class A	465	9,598
†Huron Consulting Group	155	7,166
†Kadant	390	4,403
†Kforce	1,035	8,559
Koppers Holdings	180	4,747
Lockheed Martin	150	12,098
McGrath RentCorp	435	8,291
Norfolk Southern	740	27,876
Northrop Grumman	1,700	77,656
Otter Tail	410	8,954
†Perini	305	5,295
Republic Services	500	12,205
Rockwell Collins	310	12,936
Roper Industries	330	14,952
†Tetra Technologies	140	4,011
†Titan Machinery	385	4,886
Triumph Group	270	10,800
United Parcel Service Class B	1,400	69,986
†United Stationers	295	10,290
United Technologies	660	34,294
†URS	190	9,409
Waste Management	3,000	84,480
		768,757
Information Technology – 4.24%
†Adobe Systems	2,200	62,260
†Anixter International	355	13,344
†Apple	1,190	169,493
†Atheros Communications	310	5,964
†Blackboard	315	9,091
†Cisco Systems	2,470	46,041
†Digital River	285	10,351
†EMC	2,030	26,593
†FARO Technologies	490	7,610
†Google Class A	385	162,312
Hewlett-Packard	1,120	43,288
iGate	1,670	11,055
infoGROUP	1,475	8,422
†Informatica	560	9,626
Intel	9,280	153,584

International Business Machines	1,060	110,685
†Intuit	3,500	98,560
†IPG Photonics	690	7,569
†Ixys	460	4,655
†J2 Global Communications	450	10,152
†JDA Software Group	715	10,696
†Lawson Software	2,070	11,551
†Logmein	130	2,080
MasterCard Class A	475	79,472
†McAfee	370	15,610
Microsoft	3,300	78,441
Motorola	13,100	86,853
†NetAPP	800	15,776
†NETGEAR	460	6,629
NIC	660	4,468
†Nuance Communications	1,010	12,211
†Progress Software	485	10,267
QUALCOMM	3,950	178,541
Quality Systems	200	11,392
†Radiant Systems	495	4,109
†Rofin-Sinar Technologies	375	7,504
†SanDisk	1,825	26,809
†Sapient	1,270	7,988
†SAVVIS	1,010	11,575
†Semtech	450	7,160
†Solarwinds	290	4,782
†Symantec	4,680	72,821
†Synaptics	355	13,721
†Tekelec	865	14,558
†TeleTech Holdings	685	10,378
†Teradata	3,600	84,348
United Online	1,350	8,789
†ValueClick	770	8,100
†VeriSign	3,500	64,680
†ViaSat	555	14,230
Visa Class A	1,900	118,294
†Vocus	465	9,188
Xerox	13,500	87,480
		2,071,156
Materials – 0.67%
A. Schulman	495	7,479
Alcoa	1,130	11,673
Compass Minerals International	165	9,060
duPont (E.I.) deNemours	3,680	94,282
†Freeport-McMoRan Copper & Gold Class B	425	21,297
Lubrizol	500	23,655
Monsanto	280	20,815
†Owens-Illinois	730	20,447
Praxair	900	63,963
Rock-Tenn Class A	380	14,501
†Rockwood Holdings	545	7,979
Silgan Holdings	240	11,767
United States Steel	610	21,801
		328,719
Telecommunications – 0.70%
Alaska Communications Systems Group	1,290	9,443
AT&T	3,830	95,137
†Crown Castle International	3,300	79,266
†Knology	750	6,473
†MetroPCS Communications	1,010	13,443
NTELOS Holdings	495	9,118
Verizon Communications	4,120	126,607
		339,487
Utilities – 0.64%
Black Hills	205	4,713
Cleco	665	14,909
Edison International	2,800	88,088
Exelon	440	22,532
FirstEnergy	350	13,563
Piedmont Natural Gas	305	7,354
PPL	740	24,390
Progress Energy	2,323	87,879
Sempra Energy	450	22,334
UIL Holdings	300	6,735
Unitil	200	4,124
Wisconsin Energy	440	17,912
		314,533
Total U.S. Markets (cost $9,557,172)		8,819,349

§Developed Markets – 7.84%
Consumer Discretionary – 1.34%
Bayerische Motoren Werke	2,077	78,156
Don Quijote	4,000	76,944

Esprit Holdings	12,871	71,829
PPR	902	73,569
Publicis Groupe	1,915	58,362
Round One	5,500	54,869
Techtronic Industries	88,500	61,323
Toyota Motor	1,799	68,539
Vivendi	3,189	76,190
WPP Group	5,185	34,412
		654,193
Consumer Staples – 0.67%
Coca-Cola Amatil	10,955	75,953
First Pacific	38,445	22,075
@Greggs	10,694	65,609
Metro	1,524	72,757
Parmalat	38,441	92,677
		329,071
Energy – 0.75%
BP	19,886	156,280
†Nabors Industries	885	13,788
Tenaris ADR	425	11,492
Total	2,353	126,987
†Transocean	762	56,609
		365,156
Financials – 0.78%
Aspen Insurance Holdings	1,110	24,797
AXA	3,274	61,484
Everest Re Group	215	15,388
IPC Holdings	350	9,569
Max Capital Group	565	10,430
Mitsubishi UFJ Financial Group	18,881	117,209
Nordea Bank	8,768	69,425
Standard Charter	3,849	72,172
		380,474
Health Care – 0.78%
AstraZeneca	1,631	71,668
†Eurand	930	12,090
Novartis	2,138	86,657
Novo Nordisk ADR	1,200	65,352
Novo Nordisk Class B	1,424	76,961
Sanofi-Aventis	1,181	69,351
		382,079
Industrials – 1.39%
Asahi Glass	9,000	72,407
Cie de Saint-Gobain	1,496	49,988
Deutsche Post	7,848	101,647
Finmeccanica	5,147	72,403
†Flextronics International	900	3,699
IESI-BFC	545	6,349
Koninklijke Philips Electronics	4,063	74,791
Singapore Airlines	8,117	74,535
Teleperformance	3,206	97,436
Tomkins	27,947	68,146
Vallourec	486	58,980
		680,381
Information Technology – 0.62%
Accenture Limited Class A	473	15,827
Canon	1,900	62,327
†CGI Group Class A	15,416	137,055
Nokia	5,914	86,593
		301,802
Materials – 0.67%
Agrium	1,700	67,813
Alumina ADR	1,150	5,290
Anglo American	654	18,975
@Griffin Mining	5,200	3,229
Lafarge	1,514	102,453
Linde	856	69,955
Syngenta ADR	1,250	58,150
		325,865
Telecommunications – 0.68%
China Mobile ADR	500	25,040
China Unicom Hong Kong	12,000	15,887
China Unicom Hong Kong ADR	4,608	61,471
France Telecom	2,560	58,021
Philippine Long Distance Telephone ADR	100	4,972
Telstra	14,029	38,296
Telus	1,348	35,756
Vodafone Group	47,475	91,557
		331,000
Utilities – 0.16%
National Grid	8,679	78,157
		78,157
Total Developed Markets (cost $4,074,146)		3,828,178

XEmerging Markets – 4.09%
Consumer Discretionary – 0.18%
†Focus Media Holding ADR	3,775	30,427
†#Grupo Clarin Class B GDR 144A	600	2,213
Grupo Televisa ADR	1,325	22,525
JD Group	1,200	6,292
@Oriental Holdings	3,800	5,892
Sun International	500	4,948
Turk Sise ve Cam Fabrikalari	6,669	5,453
Wal-Mart de Mexico Series V	4,334	12,847
		90,597
Consumer Staples – 0.22%
†Cosan Class A	2,100	10,878
@Cresud ADR	2,450	23,104
Fomento Economico Mexicano ADR	450	14,508
Gudang Garam	13,000	15,983
Lotte Confectionery	12	9,413
President Chain Store	5,000	12,797
Tongaat Hulett	600	6,992
†Wimm-Bill-Dann Foods ADR	225	12,364
		106,039
Energy – 0.88%
China Petroleum & Chemical ADR	225	17,069
China Shenhua Energy	3,500	12,894
Gazprom ADR	3,480	72,036
KazMunaiGas Exploration Production GDR	1,800	34,020
LUKOIL ADR	200	8,940
LUKOIL ADR (London International Exchange)	200	8,874
Oaa Rosenfet Oil GDR	606	3,385
@Oil & Gas Development GDR	200	1,931
PetroChina	8,000	8,878
PetroChina ADR	275	30,382
Petroleo Brasileiro SA ADR	1,300	53,274
Petroleo Brasileiro SP ADR	1,400	46,704
Polski Koncern Naftowy Orlen	929	7,721
PTT Exploration & Production	4,364	17,420
#Reliance Industries GDR 144A	435	37,068
Sasol	462	16,169
Sasol ADR	300	10,446
SK Energy	171	13,749
Surgutneftegaz ADR	2,737	19,022
Tambang Batubara Bukit Asam	7,000	7,955
		427,937
Financials – 0.49%
Alarko Gayrimenkul Yatirim Ortakligi	100	1,097
Banco Bradesco ADR	1,500	22,155
Bangkok Bank	5,000	16,437
†Bank Hapoalim	2,094	5,563
Bank Leumi Le-Israel	2,040	5,368
†Companhia Brasileira de Meios de Pagamento	1,100	9,463
Credicorp	200	11,640
†Grupo Financiero Galicia ADR	14,000	46,060
Hong Leong Bank	7,400	12,000
†@Indiabulls Real Estate GDR	200	816
@IRSA Inversiones y Representaciones GDR	1,900	9,101
Itau Unibanco Banco Multiplo ADR	1,775	28,098
†KB Financial Group ADR	675	22,484
KLCC Property Holdings	5,900	5,472
Sberbank	13,268	16,784
Standard Bank Group	1,200	13,798
Turkiye Is Bankasi Class C	2,346	6,912
†UEM Land Holdings	10,968	4,868
		238,116
Industrials – 0.19%
Alarko Holding	6,689	12,502
CJ	241	8,205
Evergreen Marine	29,000	14,429
†Gol Linhas Aereas Inteligentes ADR	1,625	9,214
Hyundai Elevator	75	3,889
Siam Cement NVDR	3,200	14,558
Sinotrans	13,000	2,952
SK Holdings	73	6,099
Walsin Lihwa	44,000	14,060
Yazicilar Holding Class A	1,400	6,133
		92,041
Information Technology – 0.39%
Infosys Technologies ADR	875	32,183
LG Display ADR	400	4,996
Samsung Electronics	230	106,809
†Sina	500	14,740
†SK Communications	313	2,342
Taiwan Semiconductor Manufacturing	7,000	11,652
United Microelectronics	24,000	8,034
United Microelectronics ADR	4,500	11,880
		192,636

Materials – 0.51%
Aluminum Corporation of China ADR		625	14,588
ArcelorMittal South Africa		810	10,028
Cemex ADR		1,872	17,484
Cia de Minas Buenaventura ADR		400	9,612
Cia Siderurgica Nacional ADR		1,125	25,144
Formosa Chemicals & Fibre		8,000	12,027
Gold Fields ADR		900	10,845
Grupo Mexico Class B		0	0
Impala Platinum Holdings		636	14,053
Israel Chemicals		1,811	17,944
MMC Norilsk Nickel ADR		783	7,204
Posco ADR		225	18,601
Vale ADR		4,325	76,250
†Votorantim Celulose e Papel ADR		1,250	13,388
			247,168
Telecommunications – 0.66%
America Movil ADR		1,250	48,400
China Telecom		36,000	17,931
Chunghwa Telecom ADR		3,830	75,939
KT ADR		2,800	40,208
Mobile Telesystems ADR		300	11,079
SK Telecom ADR		2,200	33,330
Telkom		901	4,436
Telkom ADR		500	10,020
Tim Participacoes ADR		675	11,765
Turkcell Iletisim Hizmet		1,200	6,658
Turkcell Iletisim Hizmet ADR		825	11,435
†Vodacom Group		6,604	48,969
			320,170
Utilities – 0.57%
AES Tiete		2,291	21,568
Centrais Eletricas Brasileiras		7,000	101,850
Cia Energetica de Minas Gerais ADR		625	8,400
Energias do Brasil		3,900	52,903
Huaneng Power International ADR		1,350	37,895
Korea Electric Power ADR		4,500	51,750
Tanjong		1,700	6,432
			280,798
Total Emerging Markets (cost $2,065,515)			1,995,502
Total Common Stock (cost $15,696,833)			14,643,029

Convertible Preferred Stock – 1.02%
Banking, Finance & Insurance – 0.19%
Nationwide Health Properties 7.75% exercise price $22.25, expiration date 12/31/49		750	92,231
			92,231
Basic Materials – 0.23%
Freeport-McMoRan Copper & Gold 6.75% exercise price $73.50, expiration date 5/1/10		1,400	111,650
			111,650
Healthcare & Pharmaceuticals – 0.38%
Inverness Medical Innovations Series B 3.00% exercise price $69.32, expiration date 12/31/49		283	63,081
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		90	77,526
Schering-Plough 6.00% exercise price $33.69, expiration date 8/13/10		200	45,363
			185,970
Telecommunication Services – 0.22%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		2,300	109,681
			109,681
Total Convertible Preferred Stock (cost $378,397)			499,532

Exchange Traded Fund – 5.11%
iShares MSCI EAFE Growth Index		54,000	2,494,260
Total Exchange Traded Fund (cost $3,077,410)			2,494,260

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.67%
Fannie Mae REMICS Series 2003-32 PH 5.50% 3/25/32	USD	150,000	156,445
Freddie Mac REMICS Series 2512 PG 5.50% 10/15/22		165,000	171,695
Total Agency Collateralized Mortgage Obligations (cost $307,388)			328,140

Agency Mortgage-Backed Securities – 6.20%
Fannie Mae S.F. 15 yr
4.50% 8/1/23		495,135	505,995
5.00% 9/1/18		81,197	85,023
5.50% 7/1/22		123,923	129,957
Fannie Mae S.F. 30 yr
4.50% 6/1/38		148,249	148,147
5.00% 12/1/36		893,096	912,459
6.50% 8/1/38		410,312	437,544
Fannie Mae S.F. 30 yr TBA 4.50% 7/1/39		530,000	528,840
Freddie Mac S.F. 30 yr TBA 4.00% 7/1/39		285,000	276,227
Total Agency Mortgage-Backed Securities (cost $2,934,613)			3,024,192

Commercial Mortgage-Backed Securities – 3.32%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	70,000	63,700
Series 2007-1A D 5.957% 4/15/37	25,000	21,875
Bank of America Commercial Mortgage Securities
Series 2004-4 A4 4.502% 7/10/42	225,000	212,615
Series 2006-4 A4 5.634% 7/10/46	50,000	39,454
•Series 2007-4 AM 5.811% 2/10/51	30,000	14,973
Bear Sterns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	90,000	81,699
•Series 2005-PW10 A4 5.405% 12/11/40	30,000	26,688
•Series 2006-PW12 A4 5.719% 9/11/38	25,000	21,742
Series 2007-PW15 A4 5.331% 2/11/44	35,000	28,326
•◆Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	50,000	40,737
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	225,000	207,326
•Series 2004-GG2 A6 5.396% 8/10/38	55,000	49,034
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	42,448
Greenwich Capital Commercial Funding
Series 2004-GG1 A4 4.755% 6/10/36	80,000	80,322
•Series 2004-GG1 A7 5.317% 6/10/36	25,000	23,098
•GS Mortgage Securities II Series 2007-GG10 A4 5.805% 8/10/45	65,000	49,119
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.179% 12/15/44	70,000	59,177
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	455,000	410,475
Series 2006-T23 A4 5.810% 8/12/41	35,000	29,609
Series 2007-T27 A4 5.65% 6/11/42	140,000	117,469
Total Commercial Mortgage-Backed Securities (cost $1,629,935)		1,619,886

Convertible Bonds – 2.63%
Banking, Finance & Insurance – 0.26%
National City 4.00% exercise price $482.50, expiration date 2/1/11	75,000	74,063
#SVB Financial Group 144A 3.875% exercise price $53.04, expiration date 4/15/11	60,000	54,150
		128,213
Basic Materials – 0.15%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	75,000	72,000
		72,000
Building & Materials – 0.02%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	15,000	9,038
		9,038
Electronics & Electrical Equipment – 0.16%
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	80,000	75,900
		75,900
Energy – 0.34%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	140,000	86,625
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	85,000	78,306
		164,931
Health Care & Pharmaceuticals – 0.15%
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	100,000	71,500
		71,500
Leisure, Lodging & Entertainment – 0.05%
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	25,000	27,031
		27,031
Real Estate – 0.41%
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	80,000	79,100
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 3/15/24	90,000	87,413
ProLogis 2.25% exercise price $75.98 expiration date 4/1/37	45,000	36,225
		202,738
Telecommunications – 0.90%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	97,000	78,570
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	15,000	13,388
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	125,000	96,718
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	80,000	80,800
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	220,000	171,599
		441,075
Transportation – 0.19%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	130,000	93,113
		93,113
Total Convertible Bonds (cost $1,158,417)		1,285,539

Corporate Bonds – 34.93%
Banking – 5.74%
•BAC Capital Trust XIV 5.63% 12/31/49	40,000	20,010

Bank of America
5.125% 11/15/14	60,000	56,474
5.65% 5/1/18	30,000	26,553
6.00% 10/15/36	250,000	200,965
Barclays Bank 6.75% 5/22/19	100,000	99,354
BB&T
4.90% 6/30/17	145,000	129,103
6.85% 4/30/19	85,000	88,555
BB&T Capital Trust I 5.85% 8/18/35	5,000	3,761
BB&T Capital Trust II 6.75% 6/7/36	5,000	4,011
Capital One Financial
6.15% 9/1/16	10,000	8,863
7.375% 5/23/14	75,000	77,417
Citigroup
6.125% 5/15/18	65,000	56,946
6.50% 8/19/13	170,000	165,281
8.50% 5/22/19	55,000	56,041
Credit Suisse/New York 5.50% 5/1/14	115,000	119,604
#GMAC 144A
6.00% 12/15/11	10,000	8,650
6.625% 5/15/12	60,000	50,700
6.875% 9/15/11	55,000	48,675
6.875% 8/28/12	45,000	38,025
JPMorgan Chase 6.30% 4/23/19	135,000	136,032
JPMorgan Chase Capital XXV 6.80% 10/1/37	235,000	202,677
Morgan Stanley
5.30% 3/1/13	115,000	116,576
6.25% 8/28/17	155,000	150,211
PNC Funding
5.25% 11/15/15	55,000	52,365
5.625% 2/1/17	185,000	171,711
@Popular North America Capital Trust I 6.564% 9/15/34	75,000	40,086
•#Rabobank Nederland 144A 11.00% 12/29/49	170,000	189,604
US Bank North America 4.80% 4/15/15	2,000	1,967
•USB Capital IX 6.189% 10/29/49	275,000	185,694
VTB Capital 6.875% 5/29/18	100,000	92,000
•Wells Fargo Capital XIII 7.70% 12/29/49	200,000	166,127
Zions Bancorporation
5.50% 11/16/15	15,000	10,810
6.00% 9/15/15	40,000	28,634
		2,803,482
Basic Industry – 2.26%
ArcelorMittal
6.125% 6/1/18	135,000	118,319
9.85% 6/1/19	40,000	43,238
#Compass Minerals International 144A 8.00% 6/1/19	25,000	24,906
Domtar 7.125% 8/15/15	49,000	41,160
Dow Chemical 8.55% 5/15/19	115,000	115,394
Freeport-McMoRan Copper & Gold
8.25% 4/1/15	44,000	44,490
8.375% 4/1/17	25,000	25,223
#Georgia-Pacific 144A
7.00% 1/15/15	25,000	23,500
8.25% 5/1/16	40,000	39,000
Huntsman International
7.375% 1/1/15	150,000	118,501
7.875% 11/15/14	10,000	7,975
Innophos 8.875% 8/15/14	60,000	55,200
Lubrizol 8.875% 2/1/19	95,000	110,550
Nalco
8.875% 11/15/13	40,000	41,000
#144A 8.25% 5/15/17	10,000	10,100
Reliance Steel & Aluminum 6.85% 11/15/36	50,000	28,717
Rockwood Specialties Group 7.50% 11/15/14	50,000	47,250
@#Sappi Papier Holding 144A 6.75% 6/15/12	35,000	23,478
Steel Dynamics 6.75% 4/1/15	50,000	44,750
#Teck Resources 144A
10.25% 5/15/16	15,000	15,732
10.75% 5/15/19	35,000	37,683
US Steel 7.00% 2/1/18	35,000	30,452
@Vale Overseas 6.875% 11/21/36	59,000	56,168
		1,102,786
Brokerage – 1.04%
Goldman Sachs Group
5.25% 10/15/13	25,000	25,539
5.95% 1/18/18	75,000	72,867
6.15% 4/1/18	140,000	136,527
6.75% 10/1/37	50,000	44,580
7.50% 2/15/19	45,000	48,268
Jefferies Group
6.25% 1/15/36	10,000	6,917
6.45% 6/8/27	80,000	58,984
8.50% 7/15/19	15,000	14,904
LaBranche 11.00% 5/15/12	55,000	50,394

Lazard Group
6.85% 6/15/17	44,000	40,481
7.125% 5/15/15	8,000	7,358
		506,819
Capital Goods – 1.87%
Allied Waste North America
6.875% 6/1/17	20,000	19,830
7.125% 5/15/16	55,000	55,349
Anixter 10.00% 3/15/14	10,000	10,000
Associated Materials 9.75% 4/15/12	30,000	26,400
#BAE Systems Holdings 144A
4.95% 6/1/14	10,000	10,062
6.375% 6/1/19	55,000	56,334
Browning-Ferris Industries 7.40% 9/15/35	65,000	61,035
Building Materials 7.75% 8/1/14	65,000	58,175
#BWAY 144A 10.00% 4/15/14	40,000	40,100
Casella Waste Systems 9.75% 2/1/13	30,000	27,150
Celestica 7.625% 7/1/13	30,000	29,400
Crown Americas
7.625% 11/15/13	40,000	39,200
#144A 7.625% 5/15/17	15,000	14,550
Graham Packaging Capital 9.875% 10/15/14	49,000	45,815
Graphic Packaging International
8.50% 8/15/11	7,000	6,965
9.50% 8/15/13	50,000	48,000
#144A 9.50% 6/15/17	15,000	14,850
L-3 Communications 6.125% 7/15/13	40,000	37,900
#Owens-Brockway Glass Container 144A 7.375% 5/15/16	10,000	9,750
Owens Corning 6.50% 12/1/16	20,000	17,556
#Plastipak Holdings 144A 8.50% 12/15/15	20,000	18,025
Pregis 12.375% 10/15/13	5,000	3,750
RBS Global/Rexnord 11.75% 8/1/16	40,000	29,700
#Rock-Tenn 144A 9.25% 3/15/16	25,000	25,563
Sanmina-SCI 8.125% 3/1/16	20,000	14,675
#Sealed Air 144A 7.875% 6/15/17	10,000	9,925
Solo Cup 8.50% 2/15/14	25,000	20,625
Tyco International Finance 8.50% 1/15/19	80,000	88,851
USG 6.30% 11/15/16	30,000	22,350
Waste Management
7.10% 8/1/26	50,000	47,227
7.375% 3/11/19	5,000	5,367
		914,479
Consumer Cyclical – 2.83%
#Allison Transmission 144A 11.00% 11/1/15	25,000	19,875
Beazer Homes USA 8.625% 5/15/11	10,000	6,850
Carrols 9.00% 1/15/13	10,000	9,425
CVS Caremark 4.875% 9/15/14	25,000	25,402
◆#CVS Pass Through Trust 144A 8.353% 7/10/31	145,000	145,725
Dollar General PIK 11.875% 7/15/17	15,000	16,275
Ford Motor Credit
7.25% 10/25/11	45,000	38,942
7.375% 10/28/09	55,000	54,533
8.00% 6/1/14	40,000	32,395
8.625% 11/1/10	70,000	65,814
Gaylord Entertainment
6.75% 11/15/14	10,000	7,525
8.00% 11/15/13	32,000	27,440
Global Cash Access 8.75% 3/15/12	50,000	46,500
Goodyear Tire & Rubber
9.00% 7/1/15	25,000	24,875
10.50% 5/15/16	40,000	40,600
#Harrahs Operating Escrow 144A 11.25% 6/1/17	70,000	66,500
Inergy Finance
6.875% 12/15/14	15,000	13,725
#144A 8.75% 3/1/15	10,000	9,825
#Interface 144A 11.375% 11/1/13	5,000	5,200
#Invista 144A 9.25% 5/1/12	50,000	47,375
#Landry's Restaurants 144A 14.00% 8/15/11	20,000	19,100
Levi Strauss 9.75% 1/15/15	45,000	44,438
Macy's Retail Holdings
6.65% 7/15/24	55,000	36,497
8.875% 7/15/15	30,000	29,064
10.625% 11/1/10	15,000	15,296
Meritage Homes
6.25% 3/15/15	5,000	3,950
7.00% 5/1/14	30,000	24,750
MGM MIRAGE
6.625% 7/15/15	15,000	9,863
7.50% 6/1/16	5,000	3,269
7.625% 1/15/17	20,000	13,050
#144A 11.125% 11/15/17	15,000	15,975
#144A 13.00% 11/15/13	45,000	49,500
Mohawk Industries 6.625% 1/15/16	15,000	13,346

New Albertsons 7.25% 5/1/13	10,000	9,650
Nordstrom
6.75% 6/1/14	70,000	72,841
7.00% 1/15/38	10,000	8,970
OSI Restaurant Partners 10.00% 6/15/15	12,000	8,250
Pinnacle Entertainment 7.50% 6/15/15	40,000	34,400
Ryland Group 8.40% 5/15/17	25,000	24,125
Sally Holdings 10.50% 11/15/16	30,000	29,850
#Sealy Mattress 144A 10.875% 4/15/16	10,000	10,525
#Shingle Springs 144A 9.375% 6/15/15	20,000	12,100
#Speedway Motorsports 144A 8.75% 6/1/16	15,000	15,263
Target 4.00% 6/15/13	65,000	64,527
Toys R Us 7.625% 8/1/11	25,000	23,250
VF 6.45% 11/1/37	25,000	23,799
Wynn Las Vegas 6.625% 12/1/14	40,000	35,400
Yum Brands 6.875% 11/15/37	25,000	25,279
		1,381,128
Consumer Non-Cyclical – 3.71%
Alliance One International
11.00% 5/15/12	20,000	21,000
#144A 10.00% 7/15/16	30,000	28,575
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19	120,000	131,463
8.20% 1/15/39	75,000	83,774
Bausch & Lomb 9.875% 11/1/15	25,000	24,000
Beckman Coulter
6.00% 6/1/15	70,000	73,428
7.00% 6/1/19	25,000	26,470
#Bio-Rad Laboratories 144A 8.00% 9/15/16	10,000	9,925
ConAgra Foods 5.875% 4/15/14	105,000	111,434
Constellation Brands
7.25% 9/1/16	20,000	18,600
8.125% 1/15/12	20,000	20,100
Cott Beverages USA 8.00% 12/15/11	20,000	18,700
Delhaize America 9.00% 4/15/31	85,000	103,457
Delhaize Group
5.875% 2/1/14	40,000	41,108
6.50% 6/15/17	32,000	32,728
#Dole Food 144A 13.875% 3/15/14	25,000	27,625
Dr Pepper Snapple Group 6.12% 5/1/13	20,000	20,722
Elan Finance 7.75% 11/15/11	5,000	4,650
Express Scripts
6.25% 6/15/14	110,000	116,515
7.25% 6/15/19	30,000	33,142
Hospira 6.40% 5/15/15	65,000	68,506
#Ingles Markets 144A 8.875% 5/15/17	20,000	19,750
Inverness Medical Innovations 9.00% 5/15/16	35,000	33,950
Jarden
7.50% 5/1/17	15,000	13,200
8.00% 5/1/16	40,000	38,300
#JBS USA 144A 11.625% 5/1/14	42,000	39,900
JohnsonDiversey Holdings 10.67% 5/15/13	20,000	16,900
Kroger
6.80% 12/15/18	15,000	16,084
7.50% 1/15/14	60,000	67,203
LVB Acquistion 11.625% 10/15/17	20,000	19,700
LVB Acquistion PIK 10.375% 10/15/17	15,000	14,588
McKesson
6.50% 2/15/14	15,000	16,020
7.50% 2/15/19	85,000	95,890
Medco Health Solutions 7.125% 3/15/18	70,000	73,835
#M-Foods Holdings 144A 9.75% 10/1/13	10,000	9,675
Psychiatric Solutions
7.75% 7/15/15	25,000	23,000
#144A 7.75% 7/15/15	15,000	13,800
Quest Diagnostic
5.45% 11/1/15	150,000	145,573
6.40% 7/1/17	5,000	5,111
Smithfield Foods
7.75% 5/15/13	20,000	16,500
#144A 10.00% 7/15/14	30,000	29,775
SUPERVALU 8.00% 5/1/16	10,000	9,750
#Tyson Foods 144A 10.50% 3/1/14	25,000	27,250
Universal Hospital Services PIK 8.50% 6/1/15	15,000	14,213
US Oncology Holdings PIK 6.904% 3/15/12	40,000	33,900
		1,809,789
Energy – 3.85%
AmeriGas Partners 7.125% 5/20/16	25,000	23,000
Anadarko Petroleum
6.95% 6/15/19	5,000	5,055
8.70% 3/15/19	65,000	72,937
Berry Petroleum 10.25% 6/1/14	15,000	15,225
Bill Barrett 9.875% 7/15/16	5,000	4,759

Chesapeake Energy
6.375% 6/15/15	25,000	22,375
6.625% 1/15/16	49,000	43,243
9.50% 2/15/15	30,000	30,375
Complete Production Service 8.00% 12/15/16	15,000	12,900
Copano Energy 7.75% 6/1/18	25,000	22,688
Denbury Resources 9.75% 3/1/16	20,000	20,650
Dynergy Holdings 7.75% 6/1/19	45,000	35,269
El Paso
6.875% 6/15/14	30,000	28,147
7.00% 6/15/17	5,000	4,579
7.25% 6/1/18	50,000	46,414
Enbridge Energy Partners 9.875% 3/1/19	70,000	81,283
Energy Transfer Partners 9.70% 3/15/19	60,000	68,995
Enterprise Products Operating
5.00% 3/1/15	50,000	46,120
5.60% 10/15/14	25,000	25,723
6.30% 9/15/17	45,000	45,295
6.50% 1/31/19	30,000	30,543
Forest Oil 7.25% 6/15/19	25,000	22,500
Geophysique-Veritas 7.75% 5/15/17	35,000	32,025
#Gulfstream Natural Gas System 144A 6.95% 6/1/16	20,000	20,973
#Helix Energy Solutions 144A 9.50% 1/15/16	20,000	18,350
#Hilcorp Energy Finance I 144A 9.00% 6/1/16	40,000	35,000
#Holly 144A 9.875% 6/15/17	20,000	19,500
Husky Energy 5.90% 6/15/14	55,000	57,600
Key Energy Services 8.375% 12/1/14	35,000	31,063
Kinder Morgan Energy Partners
6.85% 2/15/20	110,000	112,962
9.00% 2/1/19	15,000	17,089
Mariner Energy 8.00% 5/15/17	35,000	29,225
Massey Energy 6.875% 12/15/13	75,000	69,000
Noble Energy 8.25% 3/1/19	85,000	96,872
OPTI Canada
7.875% 12/15/14	15,000	9,788
8.25% 12/15/14	30,000	19,950
Petrobras International Finance 7.875% 3/15/19	32,000	35,040
PetroHawk Energy
9.125% 7/15/13	40,000	40,000
#144A 10.50% 8/1/14	10,000	10,275
Plains All American Pipeline
6.50% 5/1/18	40,000	40,544
8.75% 5/1/19	75,000	85,249
Quicksilver Resources 11.75% 1/1/16	15,000	15,600
Range Resources
7.25% 5/1/18	15,000	14,100
8.00% 5/15/19	15,000	14,831
Regency Energy Partners
8.375% 12/15/13	10,000	9,700
#144A 9.375% 6/1/16	15,000	14,588
#SandRridge Energy 144A 9.875% 5/15/16	20,000	19,400
Talisman Energy 7.75% 6/1/19	110,000	122,071
Weatherford International
5.15% 3/15/13	25,000	24,955
5.95% 6/15/12	20,000	20,896
7.00% 3/15/38	65,000	62,774
9.625% 3/1/19	10,000	11,783
9.875% 3/1/39	30,000	36,801
Whiting Petroleum 7.25% 5/1/13	25,000	23,813
		1,879,892
Financials – 1.46%
Cardtronics
9.25% 8/15/13	60,000	54,000
CIT Group
4.75% 12/15/10	10,000	7,853
5.40% 1/30/16	10,000	5,654
5.65% 2/13/17	35,000	19,774
5.85% 9/15/16	65,000	36,743
#144A 12.00% 12/18/18	30,000	14,107
FTI Consulting 7.75% 10/1/16	40,000	38,400
General Electric Capital
5.875% 1/14/38	220,000	174,630
6.875% 1/10/39	80,000	72,221
International Lease Finance
5.25% 1/10/13	10,000	7,566
5.35% 3/1/12	6,000	4,686
5.55% 9/5/12	36,000	27,988
5.625% 9/20/13	20,000	15,122
5.875% 5/1/13	115,000	87,175
6.625% 11/15/13	40,000	30,816
@#Nuveen Investments 144A 10.50% 11/15/15	65,000	45,175
SLM 8.45% 6/15/18	80,000	68,540
		710,450

Insurance – 1.36%
ACE INA Holdings 5.90% 6/15/19	55,000	55,232
•#Liberty Mutual Group 144A 10.75% 6/15/58	90,000	64,908
MetLife
6.40% 12/15/36	200,000	143,376
6.75% 6/1/16	90,000	91,750
6.817% 8/15/18	50,000	50,440
UnitedHealth Group
5.50% 11/15/12	65,000	67,316
5.80% 3/15/36	110,000	89,243
WellPoint
5.00% 1/15/11	50,000	51,283
5.95% 12/15/34	64,000	51,669
		665,217
Media – 2.97%
Belo 6.75% 5/30/13	20,000	16,000
‡#Charter Communications Operating 144A
10.00% 4/30/12	30,000	29,025
10.375% 4/30/14	10,000	9,625
12.875% 9/15/14	84,000	87,360
Comcast
•1.439% 7/14/09	5,000	5,001
5.85% 11/15/15	36,000	37,357
6.30% 11/15/17	5,000	5,300
6.50% 1/15/15	36,000	38,229
#COX Communications 144A
6.25% 6/1/18	45,000	44,559
8.375% 3/1/39	100,000	111,826
CSC Holdings
6.75% 4/15/12	25,000	24,250
#144A 8.50% 4/15/14	63,000	62,764
DIRECTV Holdings 7.625% 5/15/16	20,000	19,550
EchoStar DBS 7.125% 2/1/16	50,000	46,875
Interpublic Group 6.25% 11/15/14	52,000	45,760
Lamar Media 6.625% 8/15/15	30,000	26,400
Mediacom Capital 9.50% 1/15/13	25,000	23,938
Nielsen Finance 10.00% 8/1/14	75,000	71,344
#Terremark Worldwide 144A 12.00% 6/15/17	15,000	14,475
Time Warner Cable
6.75% 7/1/18	30,000	31,300
6.75% 6/15/39	95,000	92,754
7.50% 4/1/14	140,000	154,378
Time Warner Telecom Holdings 9.25% 2/15/14	40,000	39,900
#Univision Communications 144A 12.00% 7/1/14	55,000	54,313
Videotron
6.875% 1/15/14	30,000	27,900
9.125% 4/15/18	25,000	25,531
Visant Holding 8.75% 12/1/13	20,000	19,750
#Vivendi 144A 6.625% 4/4/18	140,000	141,172
WPP Finance UK 8.00% 9/15/14	140,000	142,323
		1,448,959
Real Estate Investment Trusts – 0.13%
#Host Hotels & Resorts 144A 9.00% 5/15/17	30,000	28,725
@Potlatch 12.50% 12/1/09	15,000	15,475
Ventas Realty 6.50% 6/1/16	20,000	18,025
		62,225
Services Non-Cyclical – 1.30%
ARAMARK 8.50% 2/1/15	60,000	58,500
Community Health Systems 8.875% 7/15/15	99,000	97,515
Corrections Corporation of America 7.75% 6/1/17	30,000	29,700
#Erac USA Finance 144A 6.375% 10/15/17	5,000	4,522
HCA 9.25% 11/15/16	139,000	137,262
•HealthSouth 7.218% 6/15/14	30,000	27,525
Hertz
8.875% 1/1/14	20,000	18,500
10.50% 1/1/16	10,000	8,950
Iron Mountain
8.00% 6/15/20	55,000	51,425
8.75% 7/15/18	5,000	4,950
RSC Equipment Rental
9.50% 12/1/14	20,000	16,150
#144A 10.00% 7/15/17	20,000	19,475
Select Medical 7.625% 2/1/15	65,000	53,138
Tenet Healthcare 7.375% 2/1/13	120,000	108,599
		636,211
Technology & Electronics – 0.38%
Amkor Technologies 7.75% 5/15/13	10,000	9,213
Avago Technologies Finance 10.125% 12/1/13	15,000	15,375
National Semiconductor 6.60% 6/15/17	10,000	8,759
Oracle 3.75% 7/8/14	40,000	40,000
SunGard Data Systems 9.125% 8/15/13	52,000	49,400
Xerox 8.25% 5/15/14	60,000	62,454
		185,201

Telecommunications – 4.05%
America Movil 5.625% 11/15/17	34,000	33,402
American Tower 7.125% 10/15/12	20,000	20,225
AT&T 6.55% 2/15/39	40,000	40,059
AT&T Wireless 8.125% 5/1/12	100,000	112,030
Cincinnati Bell 7.00% 2/15/15	35,000	31,500
Citizens Communications
6.25% 1/15/13	15,000	13,875
7.125% 3/15/19	55,000	47,163
Cricket Communications
9.375% 11/1/14	39,000	38,610
#144A 7.75% 5/15/16	15,000	14,513
Crown Castle International 9.00% 1/15/15	40,000	40,900
Deutsche Telekom International Finance
4.875% 7/8/14	75,000	75,569
5.25% 7/22/13	55,000	56,543
6.00% 7/8/19	75,000	75,809
#DigitalGlobe 144A 10.50% 5/1/14	10,000	10,400
Hughes Network Systems 9.50% 4/15/14	35,000	34,300
Inmarsat Finance 10.375% 11/15/12	30,000	31,200
Intelsat Jackson Holdings 11.25% 6/15/16	89,000	91,225
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	30,000	29,100
Lucent Technologies 6.45% 3/15/29	25,000	14,313
MetroPCS Wireless 9.25% 11/1/14	48,000	47,940
Nextel Communications 7.375% 8/1/15	50,000	40,125
#PAETEC Holding 144A 8.875% 6/30/17	20,000	18,900
Qwest
7.50% 10/1/14	10,000	9,588
#144A 8.375% 5/1/16	30,000	29,100
Rogers Communications
6.80% 8/15/18	50,000	53,693
8.00% 12/15/12	30,000	31,050
Sprint Capital 8.375% 3/15/12	50,000	49,500
Sprint Nextel 6.00% 12/1/16	55,000	45,238
Telecom Italia Capital
4.00% 1/15/10	5,000	5,025
4.95% 9/30/14	120,000	115,007
5.25% 10/1/15	30,000	28,998
7.175% 6/18/19	35,000	35,542
7.721% 6/4/38	25,000	25,533
Telefonica Emisiones 4.949% 1/15/15	125,000	127,208
#Telesat Canada 144A
11.00% 11/1/15	40,000	41,200
12.50% 11/1/17	20,000	19,800
Verizon Communications
5.50% 2/15/18	115,000	114,401
6.10% 4/15/18	70,000	71,924
#Verizon Wireless Capital 144A 5.55% 2/1/14	55,000	58,448
Virgin Media Finance 8.75% 4/15/14	30,000	29,400
Vodafone Group
5.00% 12/16/13	15,000	15,572
5.00% 9/15/15	55,000	55,298
5.375% 1/30/15	35,000	35,744
5.625% 2/27/17	15,000	15,259
Windstream 8.125% 8/1/13	50,000	48,625
		1,978,854
Transportation – 0.44%
CSX
5.75% 3/15/13	15,000	15,393
6.25% 3/15/18	30,000	30,307
7.375% 2/1/19	40,000	43,517
7.45% 4/1/38	60,000	65,168
7.90% 5/1/17	10,000	11,074
Delta Air Lines 7.92% 11/18/10	15,000	13,800
Kansas City Southern Railway 13.00% 12/15/13	30,000	33,150
		212,409
Utilities – 1.54%
AES
8.00% 10/15/17	40,000	37,400
8.00% 6/1/20	30,000	27,075
Ameren 8.875% 5/15/14	10,000	10,331
#Calpine Construction Finance 144A 8.00% 6/1/16	50,000	48,125
Commonwealth Edison 6.15% 9/15/17	27,000	28,095
Edison Mission Energy
7.00% 5/15/17	35,000	27,038
7.20% 5/15/19	20,000	15,000
Illinois Power
6.125% 11/15/17	40,000	38,925
9.75% 11/15/18	45,000	51,891
Indiana Michigan Power 7.00% 3/15/19	40,000	43,067
IPALCO Enterprises 8.625% 11/14/11	12,000	12,120
Jersey Central Power & Light 7.35% 2/1/19	60,000	66,077

#Kansas Gas & Electric 144A 6.70% 6/15/19		25,000	26,303
Mirant North America 7.375% 12/31/13		5,000	4,825
NRG Energy
7.25% 2/1/14		20,000	19,450
7.375% 2/1/16		70,000	66,413
Pacificorp 5.25% 6/15/35		40,000	38,158
PPL Electric Utilities 7.125% 11/30/13		45,000	50,556
RRI Energy 6.75% 12/15/14		42,000	40,688
Sempra Energy 6.50% 6/1/16		60,000	62,717
Texas Competitive Electric Holdings 10.25% 11/1/15		62,000	38,905
			753,159
Total Corporate Bonds (cost $15,887,283)			17,051,060

Foreign Agency – 0.16%Δ
Germany – 0.16%
KFW 4.875% 6/17/19		75,000	77,868
Total Foreign Agency (cost $74,777)			77,868

Municipal Bonds – 0.35%
California State 7.55% 4/1/39		130,000	119,206
•Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39		50,000	50,610
Total Municipal Bonds (cost $182,803)			169,816

Non-Agency Asset-Backed Securities – 1.31%
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		66,080	67,287
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14		90,000	90,024
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		35,000	36,175
Series 2005-A10 A10 4.65% 12/17/12		35,000	36,142
CNH Equipment Trust
•Series 2007-A A4 0.36% 9/17/12		19,363	18,781
•Series 2007-B A3B 0.92% 10/17/11		55,067	55,012
Series 2008-A A4A 4.93% 8/15/14		90,000	88,414
•Countrywide Asset-Backed Certificates
@Series 2006-11 1AF3 6.05% 9/25/46		20,000	8,915
Series 2006-15 A3 5.689% 10/25/46		20,000	8,650
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12		45,000	46,086
•#Golden Credit Card Trust Series 2008-3 A 144A 1.32% 7/15/17		100,000	95,063
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12		90,000	91,309
Total Non-Agency Asset-Backed Securities (cost $628,673)			641,858

Non-Agency Collateralized Mortgage Obligations – 1.84%
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34		2,413	2,039
Series 2004-10 1CB1 6.00% 11/25/34		8,236	6,711
Series 2005-9 5A1 5.50% 10/25/20		140,126	127,033
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36		33,491	29,545
@•Series 2006-H 1A2 4.518% 9/20/46		2,890	653
Citicorp Mortgage Securities
Series 2006-4 3A1 5.50% 8/25/21		56,195	49,258
•Series 2007-AR8 1A3A 6.015% 8/25/37		175,437	90,711
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35		52,602	40,619
@Series 2006-17 A5 6.00% 12/25/36		12,419	10,906
•First Horizon Asset Securities Series 2007-AR3 2A2 6.296% 11/25/37		19,574	11,862
@GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36		18,705	9,256
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		116,059	106,456
•MLCC Mortgage Investors Series 2004-HB1 A1 0.645% 4/25/29		211,141	108,279
•Structured ARM Loan Trust Series 2004-3AC A2 3.982% 3/25/34		43,911	35,701
◆Washington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 4A 6.00% 10/25/19		10,859	9,865
•Series 2006-AR10 1A1 5.928% 9/25/36		15,127	9,733
•Series 2006-AR14 1A4 5.603% 11/25/36		34,691	20,261
•Series 2007-HY1 1A1 5.687% 2/25/37		41,484	23,153
Wells Fargo Mortgage Backed Securities Trust
Series 2006-1 A3 5.00% 3/25/21		5,781	5,230
Series 2006-2 3A1 5.75% 3/25/36		43,270	30,384
•Series 2006-AR5 2A1 5.537% 4/25/36		15,362	9,969
•Series 2006-AR6 7A1 5.114% 3/25/36		177,673	134,137
•Series 2006-AR10 5A1 5.593% 7/25/36		16,416	10,434
•Series 2006-AR14 2A4 6.077% 10/25/36		56,991	15,898
Total Non-Agency Collateralized Mortgage Obligations (cost $839,974)			898,093

Sovereign Debt – 1.78%Δ
Brazil – 0.38%
Republic of Brazil 12.50% 1/5/16	BRL	324,000	184,434
			184,434
Colombia – 0.30%
Republic of Colombia 7.375% 3/18/19	USD	137,000	146,933
			146,933

Indonesia – 0.42%
Indonesia Treasury Bond 10.75% 5/15/16	IDR	981,000,000	98,700
#Republic of Indonesia 144A 6.875% 1/17/18		111,000	106,838
			205,538
Mexico – 0.57%
Mexican Bonos 10.00% 11/20/36	MXN	2,320,000	194,884
United Mexican States 5.95% 3/19/19	USD	80,000	81,200
			276,084
Russia – 0.06%
Russian Eurobond 7.50% 3/31/30		29,760	29,596
			29,596
Turkey – 0.05%
Republic of Turkey 11.875% 1/15/30		16,000	24,480
			24,480
Total Sovereign Debt (cost $845,548)			867,065

Supranational Banks– 1.11%
European Investment Bank
3.125% 6/4/14		20,000	20,065
6.00% 8/14/13	AUD	433,000	350,935
6.25% 4/15/14	GBP	30,000	55,115
11.25% 2/14/13	BRL	220,000	115,944
Total Supranational Banks (cost $532,457)			542,059

U.S. Treasury Obligations – 2.84%
U.S. Treasury Bill 7/23/09 0.08% 7/23/09	USD	624,497	624,497
U.S. Treasury Notes
2.625% 6/30/14		427,296	426,463
¥3/1/25% 5/15/19		327,860	333,789
Total U.S. Treasury Obligations (cost $1,379,653)			1,384,749

		Number of
		Shares
Preferred Stock – 0.08%
Braskem Class A 11.604%		990	3,624
•PNC Financial Services 8.25%		15,000	12,596
@Transneft 3.623%		40	20,400
Total Preferred Stock (cost $34,509)			36,620

		Principal
		Amount°
≠Discounted Commercial Paper – 2.48%
General Re 0.235% 8/7/09	USD	400,000	399,872
JPMorgan Chase Funding 0.30% 7/22/09		310,000	309,955
Yale University 0.32% 10/15/09		500,000	499,134
Total Discounted Commercial Paper (cost $1,209,378)			1,208,961

≠Discount Note – 6.49%
Federal Home Loan Bank 0.01% 7/1/09		3,170,057	3,170,057
Total Discount Note (cost $3,170,057)			3,170,057

Total Value of Securities – 102.32%
(cost $49,968,105)			49,942,784
Liabilities Net of Receivables and Other Assets (See Notes) – (2.32%)			(1,130,082)
Net Assets Applicable to 5,831,039 Shares Outstanding – 100.00%			$48,812,702

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar

ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2009.
¥Fully or partially pledged as collateral for financial futures contracts.
•Variable rate security. The rate shown is the rate as of June 30, 2009.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2009, the aggregate amount of Rule 144A securities was $3,540,543, which represented 7.25% of the Portfolio’s net assets. See Note 5 in “Notes.”

@Illiquid security. At June 30, 2009, the aggregate amount of illiquid securities was $344,766, which represented 0.71% of the Portfolio's net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at time of purchase.
ΦStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2009.
†Non income producing security.
‡Non income producing security. Security is currently in default.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΔSecurities have been classified by country of origin.
§Developing Market – countries that are thought to be most developed and therefore less risky.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
GDR – Global Depositary Receipts
NVDR – Non Voting Depositary Receipts
PIK – Pay-in-Kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts and financial futures contracts were outstanding at June 30, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BRL	16,500	USD	(8,552)	7/1/09	$(128)
BRL	246,850	USD	(122,082)	8/31/09	3,942
CAD	48,811	USD	(42,000)	7/31/09	(25)
CAD	241,201	USD	(210,888)	7/31/09	(3,467)
GBP	100,811	USD	(165,830)	7/31/09	(20)
HKD	(11,892)	USD	1,534	7/3/09	-
KRW	68,563,000	USD	(55,000)	7/31/09	(1,113)
NOK	2,240,286	USD	(346,804)	7/31/09	1,138
NZD	180,425	USD	(115,169)	7/31/09	887
PLN	435,091	USD	(133,862)	7/31/09	2,873
SEK	1,433,753	USD	(179,889)	7/31/09	5,895
TRY	177,041	USD	(113,487)	7/31/09	478
					$10,460

Financial Futures Contracts1

				Unrealized
Contracts to Sell	Notional Cost	Notional Value	Expiration Date	Appreciation
18 U.S. Treasury 10 yr Notes	$(2,088,322)	$(2,092,781)	7/21/09	$(4,459)

The use of foreign currency exchange contracts and financial futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Foundation Funds – Delaware Conservative Allocation Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios isolate that portion of realized gains and losses on investments in debt securities, which is due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At June 30, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$50,209,458
Aggregate unrealized appreciation	2,292,059
Aggregate unrealized depreciation	(2,025,385)
Net unrealized appreciation	$266,674

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$6,417,106	$95,063	$6,512,169
Common Stock	14,638,885	4,144	-	14,643,029
Corporate Debt	-	18,690,406	145,725	18,836,131
Foreign Debt	-	1,371,048	115,944	1,486,992
Investment Companies	2,494,260	-	-	2,494,260
Municipal Bonds	-	169,816	-	169,816
U.S. Treasury Obligations	1,384,749	-	-	1,384,749
Short-Term	-	4,379,018	-	4,379,018
Other	24,024	12,596	-	36,620
Total	$18,541,918	$31,044,134	$356,732	$49,942,784

Derivatives	$-	$6,001	$-	$6,001

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed &
		Mortgage-
		Backed	Corporate	Foreign
	Total	Securities	Debt	Debt
Balance as of 9/30/08	$-	$-	$-	$-
Net change in unrealized
appreciation/depreciation	18,319	(3,750)	725	21,344
Net purchases, sales, and settlements	145,000	-	145,000	-
Net transfers in and/or out of Level 3	193,413	98,813	-	94,600
Balance as of 6/30/09	$356,732	$95,063	$145,725	$115,944

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$18,319	$(3,750)	$725	$21,344

3. Derivatives

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Financial Futures Contracts – The Portfolio may use futures in the normal course of pursuing its investment objectives. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Portfolio may use interest rate swaps to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2009, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2009, the Portfolio did not enter into any CDS contracts as a seller of protection. There were no outstanding swap contracts at June 30, 2009.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Portfolio (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At June 30, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of June 30, 2009.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest in Real Estate Investment Trusts (REITs) and are subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2009. The Portfolio’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Portfolio may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Portfolio invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. The Portfolio may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offerings. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of June 30, 2009, there were no Section 4(2) securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events – Purchase of Delaware Investments by Macquarie Group
On August 19, 2009, Lincoln National Corporation and Macquarie Group (“Macquarie”) entered into an agreement pursuant to which Delaware Investments, including Delaware Management Company (DMC), Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (the “Transaction”). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (the “Meeting”) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (the “New Agreement”). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective June 30, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to June 30, 2009 through August 15, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

On August 19, 2009, the Board of Trustees of Delaware Group Foundation Funds approved changing the name of the Fund to Delaware Foundation Conservative Allocation Fund. The change will be effective October 19, 2009.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: